--                                         --------                         ----
--------------------------------------------------------------------------------
THE HIRTLE CALLAGHAN TRUST                             SEMI-ANNUAL REPORT

                               February 15, 1996

We are pleased to present the December 31, 1995 semi-annual report for the Hirtle Callaghan Trust. The Trust's portfolios were created to augment manager supervision and to control cost while building superior investment programs.

The Hirtle Callaghan Trust, a diversified open-end management investment company, was organized by Hirtle, Callaghan & Co., Inc. to enhance our ability to acquire the services of independent, specialist money management organizations for the clients we serve. The Trust currently consists of five separate investment portfolios. Day-to-day portfolio management services are provided to each of the Trust's five Portfolios by one or more independent money management organizations, selected by, and under the general supervision of, the Trust's Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Trust currently consists of five separate Portfolios, listed below:



                    ------------------------------------------------------------
--
--THE PORTFOLIOS

 THE VALUE EQUITY PORTFOLIO, managed by Cowen Asset Management and Institutional Capital Corporation, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

 THE GROWTH EQUITY PORTFOLIO, managed by Jennison Associates and
 Westfield Capital Management, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

 THE SMALL CAPITALIZATION EQUITY PORTFOLIO, managed by Clover
 Capital Management and Frontier Capital Management seeks capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

 THE INTERNATIONAL EQUITY PORTFOLIO, managed by Brinson Partners, seeks total return by investing in a diversified portfolio of equity securities of companies based in developed countries other than the United States of America.

 THE LIMITED DURATION MUNICIPAL BOND PORTFOLIO, managed by Morgan
 Grenfell Capital Management, seeks current income exempt from
 Federal income tax by investing in a diversified portfolio of relatively short duration municipal notes.
--------------------------------------------------------------------------------

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY FUND
Portfolio of Investments (unaudited) -- December 31, 1995

 SHARES                                                     COST        VALUE
 ------                                                     ----        -----
        COMMON STOCKS -- 93.10%
        JENNISON ASSOCIATES CAPITAL
         CORP. PORTFOLIO -- 39.32%
        ADVERTISING -- .74%
 12,400 Omnicom Group, Inc. ..........................   $   396,956 $   461,900
                                                         ----------- -----------
        AEROSPACE/DEFENSE -- 1.21%
  9,600 Boeing Co. ...................................       624,599     752,400
                                                         ----------- -----------
        BEVERAGES -- 1.28%
  4,700 Coca-Cola Co. ................................       305,844     348,975
  8,000 Pepsico, Inc. ................................       374,743     447,000
                                                         ----------- -----------
                                                             680,587     795,975
                                                         ----------- -----------
        BROADCASTING -- .49%
  8,200 Infinity Broadcasting*........................       261,267     305,450
                                                         ----------- -----------
        CAPITAL GOODS -- .48%
  9,000 Harnischfeger Industries, Inc.*...............       329,531     299,250
                                                         ----------- -----------
        COMMERCIAL SERVICES -- .58%
 10,500 CUC International, Inc.*......................       335,200     358,313
                                                         ----------- -----------
        COMPUTER EQUIPMENT -- 3.77%
  5,600 Adobe Systems, Inc. ..........................       333,625     347,200
  8,700 Autodesk, Inc. ...............................       401,311     297,975
  8,500 Compaq Computer Corp.*........................       444,864     408,000
  8,200 Dell Computer Corp.*..........................       337,648     283,925
  5,100 Microsoft Corp.*..............................       491,214     447,525
  9,000 Silicon Graphics*.............................       306,867     247,500
  7,800 Symbol Technologies, Inc.*....................       288,853     308,100
                                                         ----------- -----------
                                                           2,604,382   2,340,225
                                                         ----------- -----------
        COMPUTER SOFTWARE -- 3.64%
  4,100 Broderbund Software*..........................       274,539     249,075
  8,200 Cisco Systems, Inc.*..........................       508,924     611,925
  8,100 3COM Corp.*...................................       347,624     377,663
 11,600 Computer Associates International, Inc. ......       560,182     659,750
  5,500 First Data Corp. .............................       320,237     367,812
                                                         ----------- -----------
                                                           2,011,506   2,266,225
                                                         ----------- -----------
        CONSUMER NON-DURABLES -- .60%
  7,200 Gillette Company..............................       305,023     375,300
                                                         ----------- -----------
        ELECTRONIC COMPONENTS &
         INSTRUMENTS -- 6.25%
  7,600 Applied Materials, Inc.*......................       403,300     299,250
  7,900 Duracell International Inc. ..................       368,399     408,825
 10,600 Hewlett Packard Co. ..........................   $   851,168 $   887,750
 13,400 Intel Corp. ..................................       877,806     760,450
 17,600 International Rectifier Corp.*................       354,503     440,000
 13,700 LSI Logic Corp.*..............................       663,953     448,675
  5,700 Motorola, Inc. ...............................       431,681     324,900
  8,100 Nokia Corp. - ADR+............................       535,783     314,887
                                                         ----------- -----------
                                                           4,486,593   3,884,737
                                                         ----------- -----------
        ENTERTAINMENT -- 1.24%
 10,500 Harrah's Entertainment, Inc. .................       296,393     254,625
  8,700 The Walt Disney Co. ..........................       509,919     513,300
                                                         ----------- -----------
                                                             806,312     767,925
                                                         ----------- -----------
        FINANCIAL SERVICES -- 2.05%
  5,000 Federal National Mortgage Association.........       470,245     620,625
 34,200 Hibernia Corp. Cl. A..........................       333,935     367,650
  3,500 Morgan Stanley Group, Inc. ...................       290,003     282,187
                                                         ----------- -----------
                                                           1,094,183   1,270,462
                                                         ----------- -----------
        FOREST PRODUCTS & PAPER -- .35%
  5,200 Champion International Corp. .................       283,918     218,400
                                                         ----------- -----------
        HEALTH CARE -- 1.33%
  2,900 Johnson & Johnson.............................       251,027     248,313
  8,800 United Healthcare Corp. ......................       405,891     576,400
                                                         ----------- -----------
                                                             656,918     824,713
                                                         ----------- -----------
        INSURANCE -- 1.30%
  1,900 Cigna Corp. ..................................       197,946     196,175
  4,200 ITT Hartford Group*...........................       201,687     203,175
  9,000 PMI Group.....................................       432,437     407,250
                                                         ----------- -----------
                                                             832,070     806,600
                                                         ----------- -----------
        LODGING -- .85%
  3,000 Hilton Hotels Corp. ..........................       205,047     184,500
 15,400 Promus Hotels Corp.*..........................       328,608     342,650
                                                         ----------- -----------
                                                             533,655     527,150
                                                         ----------- -----------
        MANUFACTURING -- .48%
  5,100 Luxottica Group
         SPA - ADR+...................................       226,777     298,350
                                                         ----------- -----------
        MULTI-INDUSTRY -- .50%
  5,800 ITT Corp.*....................................       291,197     307,400
                                                         ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995

 SHARES                                                     COST        VALUE
 ------                                                     ----        -----
        COMMON STOCKS (CONTINUED)
        JENNISON ASSOCIATES CAPITAL
         CORP. PORTFOLIO (CONTINUED)
        OFFICE EQUIPMENT -- .40%
  1,800 Xerox Corp. ..................................   $   246,717 $   248,175
                                                         ----------- -----------
        PERSONAL CARE -- .45%
  7,900 Estee Lauder Co.*.............................       205,400     275,512
                                                         ----------- -----------
        PHARMACEUTICALS -- 4.44%
 15,600 Astra A Fria - ADR+...........................       529,028     623,688
  3,600 Chiron Corp. .................................       318,793     397,800
  9,000 Eli Lilly & Co. ..............................       345,825     506,250
  4,700 Merck & Co. ..................................       237,924     309,025
  4,400 Pfitzer Inc. .................................       273,668     277,200
 11,600 Smithkline Beecham
         plc - ADR+...................................       533,253     643,800
                                                         ----------- -----------
                                                           2,238,491   2,757,763
                                                         ----------- -----------
        PUBLISHING & PRINTING -- .78%
  8,800 Reuters Holding plc - ADR+....................       456,913     485,100
                                                         ----------- -----------
        RAW MATERIALS -- .39%
  6,700 Minerals Technology, Inc. ....................       250,490     244,550
                                                         ----------- -----------
        RESTAURANT -- .55%
  7,600 McDonalds Corp. ..............................       287,380     342,950
                                                         ----------- -----------
        RETAIL -- 2.04%
 14,900 Autozone, Inc.*...............................       396,534     430,238
  9,700 Dollar General Corp. .........................       278,908     201,275
  6,200 Home Depot, Inc. .............................       262,701     296,825
  6,400 Kohl's Corp.*.................................       339,426     336,000
                                                         ----------- -----------
                                                           1,277,569   1,264,338
                                                         ----------- -----------
        TELECOMMUNICATIONS -- 2.03%
 19,500 MCI Communications Corp. .....................       466,848     509,437
  9,900 Tellabs, Inc.*................................       435,976     366,300
 11,000 Vodafone Group plc - ADR+.....................       460,410     387,750
                                                         ----------- -----------
                                                           1,363,234   1,263,487
                                                         ----------- -----------
        TEXTILES AND APPAREL -- .67%
 10,700 Gucci Group*..................................       235,400     415,963
                                                         ----------- -----------
        TRANSPORTATION -- .43%
  1,500 UAL Corp.*....................................       227,488     267,750
                                                         ----------- -----------
        TOTAL -- JENNISON ASSOCIATES CAPITAL CORP. ...    23,549,756  24,426,363
                                                         ----------- -----------
        WESTFIELD CAPITAL MANAGEMENT
         PORTFOLIO -- 53.78%
        BROADCASTING -- 1.25%
 16,400 Viacom, Inc.*.................................   $   800,297 $   776,950
                                                         ----------- -----------
        CAPITAL GOODS -- .94%
 17,500 Harnischfeger Industries, Inc.*...............       638,032     581,875
                                                         ----------- -----------
        CHEMICALS -- .75%
 17,000 Bush Boake Allen, Inc.*.......................       492,047     465,375
                                                         ----------- -----------
        COMMERCIAL SERVICES -- 1.42%
 20,000 Service Corp. International...................       807,300     880,000
                                                         ----------- -----------
        COMPUTER EQUIPMENT -- 5.38%
 17,400 Adobe Systems, Inc. ..........................     1,009,596   1,078,800
 21,000 Ceridan Corp.*................................       895,055     866,250
 48,900 Computervision Corp.*.........................       541,404     751,837
  7,000 International Business Machines Corp. ........       770,195     642,250
                                                         ----------- -----------
                                                           3,216,250   3,339,137
                                                         ----------- -----------
        COMPUTER SOFTWARE -- 8.04%
 21,000 3COM Corp.*...................................       780,563     979,125
  9,700 Cisco Systems, Inc.*..........................       580,300     723,863
 13,500 Computer Sciences Corp.*......................       813,572     948,375
 25,000 DST Systems*..................................       621,200     712,500
 10,625 First Data Corp. .............................       593,315     710,582
 11,000 Sterling Software Inc.*.......................       644,160     686,125
 10,000 Net Manage Inc.*..............................       261,750     232,500
                                                         ----------- -----------
                                                           4,294,860   4,993,070
                                                         ----------- -----------
        ELECTRICAL AND ELECTRONICS -- .82%
 35,800 Alpha Industries, Inc.*.......................       631,562     505,675
                                                         ----------- -----------
        ENTERTAINMENT -- 1.38%
 14,500 The Walt Disney Co.*..........................       846,233     855,500
                                                         ----------- -----------
        FINANCIAL SERVICES -- 2.64%
 13,500 Chemical Banking Corp. .......................       720,060     793,125
 64,050 Mercury Finance Co. ..........................       852,637     848,663
                                                         ----------- -----------
                                                           1,572,697   1,641,788
                                                         ----------- -----------
        FOOD PROCESSING -- 1.08%
  8,700 Kellogg Co. ..................................       603,985     672,075
                                                         ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995

 SHARES                                                       COST        VALUE
 ------                                                       ----        -----
        COMMON STOCKS (CONTINUED)
        WESTFIELD CAPITAL MANAGEMENT
         PORTFOLIO (CONTINUED)
        HOUSEHOLD PRODUCTS -- 2.61%
 18,500 First Brands Corp. ...........................   $   795,182   $   881,063
 40,000 Williams-Sonoma, Inc.*........................       874,499       740,000
                                                         -----------   -----------
                                                           1,669,681     1,621,063
                                                         -----------   -----------
        INSURANCE -- 1.32%
  8,900 American International
         Group, Inc. .................................       685,035       823,250
                                                         -----------   -----------
        MACHINERY & ENGINEERING -- .60%
 20,500 Albany International Corp. ...................       521,080       371,563
                                                         -----------   -----------
        MANUFACTURING -- 1.07%
 21,000 Danaher Corp. ................................       679,489       666,750
                                                         -----------   -----------
        MEDICAL BIOTECHNOLOGY -- 1.21%
 13,500 Medtronic Inc. ...............................       715,553       754,312
                                                         -----------   -----------
        MEDICAL MANAGEMENT &
         SERVICES -- 6.45%
 35,000 Apria Healthcare Group, Inc.*.................     1,147,375       988,750
 66,400 Horizon/CMS Healthcare Corp.*.................     1,469,719     1,676,600
 35,000 Quorum Health Group*..........................       804,475       770,000
 25,000 Summit Care Corp.*............................       565,000       571,875
                                                         -----------   -----------
                                                           3,986,569     4,007,225
                                                         -----------   -----------
        MEDICAL SUPPLIES -- 5.05%
 30,000 De Rigo SPA - ADR+*...........................       676,138       682,500
 25,000 Genesis Health Ventures, Inc.*................       821,849       912,500
 15,400 Idexx Laboratories, Inc.*.....................       508,176       723,800
 14,100 Nellcor, Inc.*................................       751,601       817,800
                                                         -----------   -----------
                                                           2,757,764     3,136,600
                                                         -----------   -----------
        OIL & GAS -- 4.36%
 17,800 Halliburton Co. ..............................       728,605       901,125
 33,750 Weatherford International, Inc.*..............       868,771       974,531
 16,500 Western Atlas, Inc.*..........................       722,690       833,250
                                                         -----------   -----------
                                                           2,320,066     2,708,906
                                                         -----------   -----------
        PACKAGING -- 1.43%
 23,700 Aptargroup, Inc. .............................   $   780,471   $   885,787
                                                         -----------   -----------
        REAL ESTATE -- 2.64%
 40,400 Beacon Properties Corp.*......................       866,803       929,200
 31,200 Oasis Residential, Inc. ......................       700,559       709,800
                                                         -----------   -----------
                                                           1,567,362     1,639,000
                                                         -----------   -----------
        RESTAURANT -- .39%
 10,000 Quality Dining Inc.*..........................       237,500       242,500
                                                         -----------   -----------
        RETAIL -- .42%
 10,000 Adidas AG-ADR+*...............................       241,066       266,250
                                                         -----------   -----------
        TELECOMMUNICATION
         EQUIPMENT -- .54%
  5,000 Eastman Kodak Co. ............................       340,350       335,000
                                                         -----------   -----------
        TELECOMMUNICATIONS -- .59%
 14,700 Transaction Network
         Services, Inc.*..............................       368,545       367,500
                                                         -----------   -----------
        TRANSPORTATION -- 1.40%
 20,000 Continental Airlines CI. B ...................       876,110       870,000
                                                         -----------   -----------
        TOTAL -- WESTFIELD CAPITAL MANAGEMENT.........    31,649,904    33,407,151
                                                         -----------   -----------
        TOTAL -- COMMON STOCKS........................    55,199,660    57,833,514
                                                         -----------   -----------
        TOTAL INVESTMENTS -- 93.10%...................   $55,199,660++  57,833,514
                                                         ===========
        Cash and Other Assets in Excess of
         Liabilities -- 6.90%.........................                   4,282,945
                                                                       -----------
        TOTAL NET ASSETS -- 100.00%...................                 $62,116,459
                                                                       ===========

 + American Depository Receipts
++ The cost of securities for Federal income tax purposes is substantially the same.
 * Non-income producing security.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY FUND
Portfolio of Investments (unaudited) -- December 31, 1995

 SHARES                                                 COST        VALUE
 ------                                                 ----        -----
        COMMON STOCKS -- 92.70%
        AUSTRALIA -- 4.07%
 21,000 Amcor Ltd. (Packaging)....................   $   158,476 $   148,308
 24,500 Australia New Zealand Bank Group
         (Financial)..............................       101,384     114,926
 39,500 Broken Hill Proprietary Co. Ltd.
         (Metals - Diversified)...................       550,007     557,922
 14,000 Cra Limited (Mining)......................       217,461     205,446
 45,000 David Jones Limited
         (Retail Store)*..........................        67,830      68,579
 12,191 #Lend Lease Corp. Ltd. (Financial
         Services)................................       167,585     176,724
 25,700 National Australia Bank Ltd. (Financial)..       214,980     231,175
 25,000 News Corp.
         (Publishing & Printing)..................       142,705     133,440
 44,800 Pacific Dunlop Ltd.
         (Holding Company)........................        99,607     105,242
 45,100 Qantas Airways Ltd. (Transportation)......        71,897      75,101
 29,200 Santos Ltd. (Oil & Gas)...................        75,866      85,310
 48,200 Westpac Bank Corp. (Financial)*...........       189,666     213,558
 14,000 WMC Limited
         (Metals - Diversified)...................        92,918      89,922
                                                     ----------- -----------
                                                       2,150,382   2,205,653
                                                     ----------- -----------
        BELGIUM -- 2.55%
  2,000 Delhaize Freres NPV
         (Retail - Grocery).......................        82,411      82,993
  1,260 Electrabel NPV (Utilities)................       273,130     300,000
    860 Fortis AG NPV (Insurance).................        90,639     104,721
    570 Groupe Bruxells Lambert NPV
         (Financial Services).....................        71,708      79,200
    780 Kredietbank NPV (Financial Services)......       181,928     213,572
    610 Petrofina SA NPV
         (Oil & Gas)..............................       181,240     186,942
        BELGIUM (CONTINUED)
    920 Societe Generale de Belique Paris
         (Metals - Diversified)...................   $    68,081 $    76,197
    190 Solvay SA (Chemical)......................        99,709     102,755
    450 Tractebel NPV (Utilities).................       162,871     185,969
    770 Union Miniere NPV (Mining)*...............        50,330      51,595
                                                     ----------- -----------
                                                       1,262,047   1,383,944
                                                     ----------- -----------
        CANADA -- 3.44%
  5,200 Alcan Aluminum Ltd.
         (Metals - Diversified)...................       176,557     161,547
 11,200 Bank of Montreal (Financial Services).....       244,097     254,545
  4,100 Barrick Gold Corp. (Mining)...............       105,880     108,211
 13,200 Canadian Pacific Ltd.
         (Holding Company)........................       225,300     240,726
  5,300 Imperial Oil Ltd.
         (Oil & Gas)..............................       189,994     191,853
  4,200 Moore Corp. Ltd.
         (Business Equipment).....................        75,392      78,904
  3,600 Noranda Inc.
         (Metals - Diversified)...................        77,242      74,230
  2,400 Norcen Energy
         (Oil & Gas)..............................        35,746      36,070
  1,900 Northern Telecom Ltd.
         (Telecommunications).....................        69,909      81,314
  7,100 Nova Corp of Alberta (Chemical)...........        58,174      57,258
  9,000 Royal Bank of Canada (Financial
         Services)................................       199,847     205,370
  3,900 Seagram Co. Ltd.
         (Wine & Spirits).........................       141,799     134,385
 11,700 Thompson Corp.
         (Publishing & Printing)..................       155,778     162,977
  5,500 Trans Canada Pipeline
         (Oil & Gas)..............................        76,100      76,109
                                                     ----------- -----------
                                                       1,831,815   1,863,499
                                                     ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995

 SHARES                                                 COST        VALUE
 ------                                                 ----        -----
        COMMON STOCKS (CONTINUED)
        FRANCE -- 7.76%
  1,300 Accor Ltd. (Lodging)......................   $   166,446 $   168,493
  1,830 Alcatel Alsthom (Telecommunications)......       179,208     157,950
  5,710 Banque National de Paris
         Cl A (Financial Services)................       247,826     257,858
  2,960 Carnaudmetalbox (Packaging)...............       124,990     135,547
  1,460 Cie Bancaire SA
         (Financial Services).....................       157,669     163,562
  2,040 Cie de Saint Gobain
         (Building Materials).....................       258,176     226,037
    490 Colas
         (Financial Services).....................        89,405      82,141
  3,160 Compagnie de Suez
         (Financial Services).....................       138,618     130,493
  2,680 Credit Local de France (Financial
         Services)................................       227,598     214,768
    720 Gan (Insurance)*..........................        22,613      26,347
  2,700 Generale des Eaux (Utilities).............       290,887     269,856
    680 Groupe de la Cite
         (Publishing & Printing)..................       113,363      74,233
  1,840 LVMH Moet Hennessey - Louis Vuitton
         (Wine & Spirits).........................       344,666     383,678
  3,510 Michelin Cl B
         (Tire & Rubber)..........................       151,621     140,139
  2,480 Pechiney Cert D'Invest (Manufacturing)....       149,496      93,793
  3,200 Peugeot SA (Auto Related).................       425,448     422,602
  2,405 Sanofi (Pharmaceuticals)..................       140,950     154,332
  2,760 Societe Generale (Financial Services).....       302,229     341,360
  3,410 Societe Nationale Elf Acquitaine
         (Oil & Gas)..............................       252,073     251,519
  5,410 Total Co. Cl B
         (Oil & Gas)..............................       329,689     365,526
  5,600 UAP (Insurance)...........................       136,083     146,422
                                                     ----------- -----------
                                                       4,249,054   4,206,656
                                                     ----------- -----------
        GERMANY -- 5.61%
    174 #Allianz AG Holding (Insurance)...........   $   318,773 $   339,785
      7 #Allianz AG Holdings (Insurance)..........        12,322      12,697
    607 BASF AG (Chemical)........................       135,850     135,449
    726 Bayer AG (Chemical).......................       188,613     191,920
  3,846 Bayer Vereinsbank (Financial Services)....       106,075     114,429
    315 Bayerische Motoren Werke AG
         (Auto Related)...........................       175,004     161,702
    642 Commerzbank AG (Banking)..................       146,834     152,003
    225 Daimler Benz AG (Auto Related)............       109,966     113,459
  9,093 Deutsche Bank AG (Financial Services).....       416,768     431,660
    672 Hoechst AG (Chemical).....................       165,242     182,573
    403 Kaufhof Holdings AG (Retail)..............       141,273     123,000
    763 Mannesmann AG (Machinery & Engineering)...       246,965     243,373
    114 Muenchener Rueckver AG (Insurance)........       224,199     248,415
    521 Preussag AG (Holding Company).............       156,437     145,915
    450 RWE AG (Oil & Gas)........................       163,929     163,430
  1,008 Schering AG (Pharmaceuticals).............        72,500      66,902
  5,022 Veba AG (Utilities).......................       194,474     213,605
                                                     ----------- -----------
                                                       2,975,224   3,040,317
                                                     ----------- -----------
        ITALY -- 2.58%
 10,100 Assic Generali (Insurance)................       245,682     245,028
  7,100 Eni Ads - ADR+
         (Oil & Gas)*.............................       233,450     243,175
 75,000 Fiat Spa (Auto Related)...................       168,338     137,233
 24,000 Instituto Mobiliare Italiano Spa
         (Financial Services).....................       146,278     151,429
 27,000 Italgas (Utilities).......................        77,747      82,283
  7,000 #Mediobanca Spa (Financial Services)*.....        50,132      48,561

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995

 SHARES                                                 COST        VALUE
 ------                                                 ----        -----
         COMMON STOCKS (CONTINUED)
         ITALY (CONTINUED)
 101,000 Montedison Spa (Chemical)*...............   $    74,595 $    67,805
  11,000 Rinascente
          (Retail - Department Store).............        63,227      66,698
  13,000 Rinascente Savings
          (Retail - Department Store).............        37,160      36,911
  15,000 Sai Risp (Insurance).....................        69,990      62,370
  94,000 Telecom Italia Mobile de Risp
          (Telecommunications)*...................        95,000      99,047
 128,000 Telecom Italia de Risp
          (Telecommunications)....................       166,624     156,840
                                                     ----------- -----------
                                                       1,428,223   1,397,380
                                                     ----------- -----------
         JAPAN -- 37.00%
  31,000 Amada
          (Hand/Machine Tools) ...................       335,150     306,574
  39,000 Asahi Glass Co. (Building Materials).....       439,064     434,846
  19,000 Bank of Tokyo (Financial Services).......       299,747     333,430
  25,000 Canon, Inc. (Business Equipment).........       451,363     453,267
   9,450 Canon Sales (Jewelry)....................       242,779     251,963
  28,000 Citizen Watch Co. (Jewelry)..............       217,994     214,466
  30,000 Dai Nippon Printing (Publishing &
          Printing)...............................       487,634     509,017
  13,000 Daiichi Pharmaceutical Co. Ltd.
          (Pharmaceutical)........................       185,676     185,282
  30,000 Daikin Kogyo Co. (Machinery &
          Engineering)............................       270,921     293,775
  15,000 Daiwa House Industries
          (Manufacturing/Housing).................       227,758     247,237
   8,000 Fanuc Co.
          (Electronic Components).................       352,098     346,713
  24,000 Fujitsu
          (Computer Equipment)....................       271,666     267,597
         JAPAN (CONTINUED)
  63,000 Hitachi Ltd.
          (Electrical & Electronics)..............   $   675,056 $   635,253
  19,000 Honda Motor Co. (Auto Related)...........       333,888     392,379
  28,000 Inax (Industrial Components).............       259,874     266,046
  12,000 Isetan
          (Retail - Department Store).............       173,480     197,789
  16,000 Ito-Yokado Co.
          (Retail - Grocery)......................       874,151     986,620
  37,000 Keio Teito Electric Railway
          (Transportation)........................       217,518     215,600
  34,000 Kintetsu
          (Kinki Nippon Railway)
          (Transportation)........................       278,007     257,126
  21,000 Kirin Brewery Co. Ltd (Brewery)..........       246,158     248,400
  18,000 Kuraray Co. Ltd.
          (Textiles & Apparel)....................       181,392     197,208
   6,000 Maeda Road Construction (Engineering &
          Construction)...........................       121,188     111,111
   9,000 Marui Co.
          (Retail - Department Store).............       155,212     187,609
  51,000 Matsushita Electric Co. (Electronic
          Components).............................       823,820     830,716
  14,000 Mitsubishi Bank (Financial Services).....       307,870     329,843
  40,000 Mitsubishi Paper Mills (Forest Products &
          Paper)..................................       239,202     240,838
  47,000 NGK Insulators
          (Industrial Components).................       435,890     469,362
  25,000 Nichii Co.
          (Retail - Grocery)......................       292,546     332,073
   2,800 Nintendo (Toys)..........................       193,076     213,108
  20,000 Nippon Denso Co. Ltd. (Electrical &
          Electronics)............................       368,076     374,249
  20,000 Nippon Meat Packers (Food Processing)....       273,513     290,867

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995

 SHARES                                                 COST        VALUE
 ------                                                 ----        -----
         COMMON STOCKS (CONTINUED)
         JAPAN (CONTINUED)
  24,000 Nippon Steel Corp. (Steel)...............   $    79,448 $    82,373
   3,000 #Orix Corp.
          (Financial Services)....................       107,415     123,618
 137,000 Osaka Gas Corp. (Utilities)..............       462,741     474,200
  15,000 Pioneer Electronics (Electrical &
          Electronics)............................       295,955     274,869
  23,000 Sankyo Pharmaceutical (Pharmaceuticals)..       512,538     517,355
   8,000 Secom Co.
          (Electronic Components).................       513,251     556,913
  10,000 Seino Transport
          (Trucking & Leasing)....................       163,984     167,733
  63,000 Sekisui House (Manufacturing/Housing)....       782,743     806,283
  18,000 Shinmaywa Industries
          (Auto Related)..........................       152,901     148,691
   9,700 Sony Corp. (Electrical & Electronics)....       526,615     582,150
  27,000 Sumitomo Electric (Metal
          Fabricate/Hardware).....................       337,466     324,608
  33,000 Sumitomo Trust & Banking (Financial
          Services)...............................       623,675     700,698
  35,000 Takeda Chemical Industries
          (Pharmaceuticals).......................       475,477     576,886
   9,000 TDK Corp. (Electrical & Electronics).....       453,805     459,860
  27,000 Tokio Marine & Fire (Insurance)..........       310,410     353,403
  12,795 Tokyo Electric Power (Utilities).........       340,728     342,391
  22,800 Tokyo Steel (Steel)......................       449,104     420,012
  16,000 Tonen Corp. (Oil & Gas)..................       239,236     234,245
 123,000 Toray Industries Inc. (Chemical).........       781,015     810,938
 102,000 Toshiba Corp. (Electrical &
          Electronics)............................       748,126     800,058
  22,000 Toyo Suisan Kaisha
          (Food Processing).......................       225,763     273,027
   9,000 Toyota Motor Corp.
          (Auto Related)..........................       177,274     191,100
  12,000 Yamazaki Baking Co., Ltd. (Food
          Processing).............................       209,121     223,386
                                                     ----------- -----------
                                                      19,200,558  20,065,161
                                                     ----------- -----------
         MALAYSIA -- 0.87%
   3,000 Genting BHD (Entertainment)..............   $    27,309 $    25,054
   7,000 Hume Industries
          (Building Materials)....................        33,350      33,641
  14,000 Kuala Lumpur (Agriculture)...............        43,565      44,396
  15,000 Land & General Holdings (Forest Products
          & Paper)................................        32,943      32,500
  10,000 Malayan Banking (Financial Services).....        84,048      84,302
   4,000 Nestle Malaysia (Food Processing)........        29,420      29,309
  25,000 Sime Darby Berhad (Holding Company)......        64,865      66,476
  11,000 Telecom Malaysia (Telecommunications)....        82,361      85,799
  18,000 Tenaga Nasional (Utilities)..............        70,085      70,908
                                                     ----------- -----------
                                                         467,946     472,385
                                                     ----------- -----------
         NETHERLANDS -- 6.00%
   8,961 ABN - Amro Holdings NV (Financial
          Services)...............................       346,248     408,639
   1,320 DSM NV (Chemical)........................       108,468     108,696
   7,746 International Nederlanden Group
          (Financial Services)....................       428,575     518,011
   5,357 Koninklijke NV (Commercial Services).....       184,413     194,830
   2,750 Philips Electronics (Electronic
          Components).............................       123,172      99,501
   1,200 Royal Dutch
          Petroleum - ADR+
          (Oil & Gas).............................       144,806     169,350
   8,120 Royal Dutch Petroleum
          (Oil & Gas).............................       968,253   1,135,686
   3,360 Unilever NV (Food Processing)............       423,396     472,664
   1,050 Verenigde Ned Uitgev Ver Bezit
          (Publishing & Printing).................       141,700     144,301
                                                     ----------- -----------
                                                       2,869,031   3,251,678
                                                     ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995

 SHARES                                                 COST        VALUE
 ------                                                 ----        -----
         COMMON STOCKS (CONTINUED)
         NEW ZEALAND -- 1.98%
 267,400 Brierly Investment Co. (Investment
          Company)................................   $   197,229 $   211,410
 112,400 Carter Holt Harvey
          (Forest Products & Paper)...............       260,006     242,360
 104,800 Fletcher Challenge Ltd. (Forest Products
          & Paper)................................       271,324     241,721
   7,917 Fletcher Forestry (Forest Products &
          Paper)..................................        22,872      11,277
   3,100 New Zealand
          Telecom - ADR+ (Telecommunications).....       192,345     215,063
  35,800 Telecom Corp of New Zealand
          (Telecommunications)*...................       150,776     154,385
                                                     ----------- -----------
                                                       1,094,552   1,076,216
                                                     ----------- -----------
         SPAIN -- 2.68%
   4,100 Banco Bilbao Vizcaya (Financial
          Services)...............................       124,547     147,842
     900 Banco Intercon (Financial Services)......        78,695     110,752
     600 Banco Popular Espanol (Financial
          Services)...............................        91,388     110,554
   2,200 Banco Santander SA (Financial Services)..        90,490      87,631
  10,400 Compania Sevillana de Electricadad
          (Utilities).............................        67,915      80,838
   3,000 Empresa Nac Electric (Utilities).........       150,610     170,064
  26,300 Iberdrola SA (Utilities).................       203,830     240,886
   2,300 Repsol SA - ADR+
          (Oil & Gas).............................        75,038      75,613
   3,400 Repsol SA (Oil & Gas)....................       102,947     111,518
  20,900 Telfonica de Espana
          (Telecommunications)....................       278,445     289,727
   2,300 Viscofan (Food Processing)...............        33,884      27,329
                                                     ----------- -----------
                                                       1,297,789   1,452,754
                                                     ----------- -----------
         SWITZERLAND -- 2.13%
     129 Ciba-Giegy AG (Pharmaceuticals)*.........   $    92,006 $   113,679
   1,214 CS Holding Co. (Financial Services)*.....       111,014     124,636
     301 Nestle SA
          (Food Processing)*......................       306,768     333,457
      31 Roche Holding
          AS - Genusshein (Pharmaceuticals).......       220,846     245,594
     125 Schweiz Bankgesellschaft (Financial
          Services)*..............................       122,778     135,657
      48 Societe Generale Surveillance (Commercial
          Services)...............................        85,396      95,433
     355 Zurich Versicherung (Insurance)*.........        88,290     106,333
                                                     ----------- -----------
                                                       1,027,098   1,154,789
                                                     ----------- -----------
         UNITED KINGDOM -- 16.03%
  62,800 Asda Group
          (Retail - Grocery)......................       102,895     107,665
  24,900 Bass plc (Brewery).......................       258,141     277,767
  29,300 Bat Industries (Tobacco).................       236,236     257,980
  36,600 Bet (Commercial Services)................        77,011      72,117
  11,100 Booker plc
          (Food Processing).......................        70,927      59,931
 101,500 British Gas plc (Utilities)..............       427,282     399,992
  60,000 British Petroleum Co. plc (Oil & Gas)....       445,635     501,755
  93,600 British Telecom plc
          (Telecommunications)....................       570,082     514,080
  12,930 Charter
          (Machinery & Engineering)...............       178,486     173,125
  41,400 Coats Viyella
          (Textiles & Apparel)....................       136,062     112,406
  48,000 FKI plc
          (Machinery & Engineering)...............       125,159     122,879
 131,100 General Electric plc (Electrical &
          Electronics)............................       639,562     722,076
  11,800 Glaxo Wellcome plc (Pharmaceuticals).....       146,823     167,515
  66,900 Grand Metropolitan plc (Wine & Spirits)..       439,230     481,610

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995

 SHARES                                               COST          VALUE
 ------                                               ----          -----
         COMMON STOCKS (CONTINUED)
         UNITED KINGDOM (CONTINUED)
  37,700 Guinness (Wine & Spirits)..............   $   294,853   $   277,250
  60,400 Hanson plc (Holding Company)...........       199,284       180,393
  41,100 Hillsdown Holdings (Food Processing)...       123,054       107,766
  90,200 House of Fraser
          (Retail - Department Store)...........       204,605       250,502
  16,400 Legal & General Group plc (Insurance)..       150,034       170,479
  18,600 Lloyds Abbey Life (Insurance)..........       120,903       129,860
 135,200 Lloyds Bank (Financial Services).......       559,533       720,535
  26,200 Lucas Industries (Auto Parts)..........        78,156        73,575
  30,100 Marks & Spencers plc
          (Retail - Department Store............       204,670       210,151
  50,000 Mirror Group plc (Publishing &
          Printing).............................       119,535       133,429
  25,500 National Power plc (Utilities).........       197,644       177,837
  27,700 National Westminster Bank (Financial
          Services).............................       254,690       278,918
  20,700 Ocean Group (Transportation)...........       111,326       124,610
  20,300 P & O Steam (Transportation)...........       167,861       149,918
  16,800 Reckitt & Colman (Household Products)..       179,575       185,845
  11,400 Redland (Building Materials)...........        68,360        68,803
         UNITED KINGDOM (CONTINUED)
   6,000 RJB Mining plc (Mining)................   $    50,324   $    51,013
  69,500 Rolls Royce (Aerospace/Defense)........       191,811       203,797
  22,000 Royal Insurance (Insurance)............       121,178       130,388
  96,700 Sears (Retail - Department Store)......       158,931       156,031
  32,100 Sedgwick Group (Insurance).............        58,002        60,262
  16,500 Smithkline Beecham (Pharmaceuticals)...       161,480       179,710
  64,600 Tesco (Retail - Grocery)...............       316,560       297,675
  18,600 Thames Water (Utilities)...............       155,451       162,181
   7,100 Unilever (Food Processing).............       137,394       145,740
  15,000 W.H. Smith
          (Retail - Department Store)...........        87,810        98,675
                                                   -----------   -----------
                                                     8,326,555     8,696,241
                                                   -----------   -----------
         TOTAL -- COMMON STOCKS.................    48,180,274    50,266,673
                                                   -----------   -----------
         TOTAL INVESTMENTS -- 92.70%............   $48,180,274++  50,266,673
                                                   ===========
         Cash and Other Assets in Excess of
          Liabilities -- 7.30%..................                   3,958,020
                                                                 -----------
         TOTAL NET
          ASSETS -- 100.00%.....................                 $54,224,693
                                                                 ===========

 + American Depository Receipts.
 # Passive Foreign Investment Company.
++ The cost for Federal income tax purposes is substantially the same.
 * Non-income producing security.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY FUND
Portfolio of Investments (unaudited) -- December 31, 1995

 SHARES                                                  COST        VALUE
 ------                                                  ----        -----
        COMMON STOCKS -- 96.51%
        COWEN ASSET MANAGEMENT
         PORTFOLIO -- 38.75%
        ENERGY EQUIPMENT & SERVICES -- 2.84%
 16,000 Chevron Corp. .............................   $   782,797 $   840,000
  9,500 Exxon Corp. ...............................       675,233     761,188
                                                      ----------- -----------
                                                        1,458,030   1,601,188
                                                      ----------- -----------
        FINANCIAL SERVICES -- 5.71%
 14,000 First Union Corp. .........................       707,640     778,750
 22,000 Keycorp Ltd. ..............................       732,295     797,500
 22,300 National City Corp. .......................       679,025     738,687
 28,000 PNC Bank Corp. ............................       768,780     903,000
                                                      ----------- -----------
                                                        2,887,740   3,217,937
                                                      ----------- -----------
        HOLDING COMPANIES -
         DIVERSIFIED -- 1.49%
 55,000 Hanson plc - ADR+..........................       903,806     838,750
                                                      ----------- -----------
        INSURANCE -- 1.51%
 22,000 Ohio Casualty Corp. .......................       742,088     852,500
                                                      ----------- -----------
        OIL & GAS -- 2.90%
  7,500 Atlantic Richfield Co. ....................       825,788     830,625
 24,000 National Fuel Gas Co. .....................       686,653     807,000
                                                      ----------- -----------
                                                        1,512,441   1,637,625
                                                      ----------- -----------
        PERSONAL CARE -- 1.02%
 12,000 Tambrands, Inc. ...........................       542,526     573,000
                                                      ----------- -----------
        PUBLISHING & PRINTING -- 1.38%
 12,000 Dun & Bradstreet Corp. ....................       699,145     777,000
                                                      ----------- -----------
        REAL ESTATE -- 1.97%
 37,000 New Plan Realty Trust......................       817,783     809,375
  8,000 Weingarten Realty*.........................       276,355     304,000
                                                      ----------- -----------
                                                        1,094,138   1,113,375
                                                      ----------- -----------
        RETAIL -- 1.52%
 18,000 Penney (J.C.) Co. .........................       835,561     857,250
                                                      ----------- -----------
        TELECOMMUNICATIONS -- 5.44%
 11,000 Bell Atlantic Corp. .......................       660,373     735,625
 17,600 GTE Corp. .................................       660,531     774,400
 15,000 NYNEX Corp. ...............................       698,788     810,000
 22,300 Pacific Telesis Group......................       649,463     749,838
                                                      ----------- -----------
                                                        2,669,155   3,069,863
                                                      ----------- -----------
        TOBACCO -- 1.42%
 18,000 American Brands Inc. ......................       766,792     803,250
                                                      ----------- -----------
        UTILITIES -- 11.55%
 27,000 Baltimore Gas & Electric Co. ..............   $   702,519 $   769,500
 29,000 Brooklyn Union Gas Co. ....................       733,765     848,250
 26,600 Central & South West Corp. ................       661,371     741,475
 35,000 MCN Corp. .................................       669,913     813,750
 12,000 Piedmont Natural Gas Co. ..................       244,557     279,000
 28,900 Scana Corp. ...............................       667,196     827,262
 30,200 Southern Co. ..............................       661,925     743,675
 16,000 Union Electric Co. ........................       578,834     668,000
 28,000 Utilcorp United Inc. ......................       776,768     822,500
                                                      ----------- -----------
                                                        5,696,848   6,513,412
                                                      ----------- -----------
        TOTAL -- COWEN ASSET MANAGEMENT............    19,808,270  21,855,150
                                                      ----------- -----------
        INSTITUTIONAL CAPITAL MANAGEMENT
         CORP PORTFOLIO -- 57.76%
        AEROSPACE/DEFENSE -- 2.29%
  7,100 McDonnell Douglas Corp. ...................       595,942     653,200
  6,700 United Technologies Corp. .................       572,984     635,662
                                                      ----------- -----------
                                                        1,168,926   1,288,862
                                                      ----------- -----------
        BASIC INDUSTRY -- 1.32%
 17,250 Weyerhaeuser Co. ..........................       788,538     746,063
                                                      ----------- -----------
        BANKING -- 3.07%
 13,350 Bankamerica Corp. .........................       795,213     864,413
 12,850 Citicorp...................................       880,188     864,163
                                                      ----------- -----------
                                                        1,675,401   1,728,576
                                                      ----------- -----------
        BEVERAGES -- 1.11%
 11,200 Pepsico Inc. ..............................       563,595     625,800
                                                      ----------- -----------
        BROADCASTING -- 1.40%
 20,000 E.W. Scripps Co. ..........................       802,961     787,500
                                                      ----------- -----------
        CHEMICALS -- 4.52%
  8,000 Dow Chemical Co. ..........................       597,680     563,000
 12,800 DuPont Ei DeNemours & Co. .................       867,461     894,400
  8,050 Hoechst AG - ADR+..........................       998,681   1,094,317
                                                      ----------- -----------
                                                        2,463,822   2,551,717
                                                      ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995

 SHARES                                                  COST        VALUE
 ------                                                  ----        -----
        COMMON STOCKS (CONTINUED)
        COMPUTER EQUIPMENT -- 3.21%
 10,050 Compaq Computer Corp.*.....................   $   484,514 $   482,400
 10,300 International Business Machines Corp. .....       997,333     945,025
 13,900 Silicon Graphics Inc.* ....................       427,800     382,250
                                                      ----------- -----------
                                                        1,909,647   1,809,675
                                                      ----------- -----------
        CONSUMER CYCLICAL -- 0.55%
 11,200 Circus Circus Entertainment................       300,530     312,200
                                                      ----------- -----------
        ELECTRONIC COMPONENTS AND INSTRUMENTS -- 3.88%
  8,050 Motorola, Inc. ............................       610,473     458,850
 31,500 Philips Electronics NV.....................     1,470,594   1,130,063
 11,600 Texas Instruments..........................       650,798     600,300
                                                      ----------- -----------
                                                        2,731,865   2,189,213
                                                      ----------- -----------
        ENTERTAINMENT -- 4.10%
  8,400 Capital Cities/ ABC Inc. ..................       986,862   1,036,350
 13,500 Carnival Cruise Lines, Inc. ...............       309,801     329,063
 25,000 Time Warner Inc. ..........................       933,451     946,875
                                                      ----------- -----------
                                                        2,230,114   2,312,288
                                                      ----------- -----------
        FOOD PROCESSING -- 2.13%
  8,550 Unilever NV - Cert.........................     1,158,006   1,203,412
                                                      ----------- -----------
        FINANCIAL SERVICES -- 2.84%
 13,500 Key Corp. Ltd..............................       466,132     489,375
 17,700 Travelers Inc. ............................       896,590   1,112,888
                                                      ----------- -----------
                                                        1,362,722   1,602,263
                                                      ----------- -----------
        HEALTH CARE -- 1.58%
 21,400 Abbott Laboratories Inc. ..................       879,190     893,450
                                                      ----------- -----------
        INSURANCE -- 1.52%
 20,900 Allstate Insurance Corp. ..................       716,687     859,512
                                                      ----------- -----------
        MACHINERY & ENGINEERING -- 1.40%
  7,500 American Standard Corp.*...................   $   213,767 $   210,000
 16,500 Deere & Co. ...............................       465,272     581,625
                                                      ----------- -----------
                                                          679,039     791,625
                                                      ----------- -----------
        MEDICAL MANAGEMENT &
         SERVICES -- 0.68%
 18,600 Tenet Healthcare Corp. ....................       307,247     385,950
                                                      ----------- -----------
        MULTI-INDUSTRY -- 1.34%
 10,100 ITT Corp.*.................................       518,236     535,300
  9,200 ITT Industries*............................       204,733     220,800
                                                      ----------- -----------
                                                          722,969     756,100
                                                      ----------- -----------
        OIL & GAS -- 4.37%
 12,400 Amoco Corp. ...............................       843,498     891,250
  7,350 Atlantic Richfield Co. ....................       825,947     814,012
  6,750 Mobil Corp. ...............................       675,804     756,000
                                                      ----------- -----------
                                                        2,345,249   2,461,262
                                                      ----------- -----------
        PAPER PRODUCTS -- 1.61%
 23,900 International Paper Co. ...................       972,184     905,212
                                                      ----------- -----------
        PHARMACEUTICALS -- 2.98%
  6,600 American Home Products Corp. ..............       539,219     640,200
 23,600 Ciba-Geigy AG - ADR+.......................       970,554   1,039,816
                                                      ----------- -----------
                                                        1,509,773   1,680,016
                                                      ----------- -----------
        POLLUTION CONTROL -- 1.61%
 30,400 WMX Technologies Inc. .....................       866,914     908,200
                                                      ----------- -----------
        PUBLISHING & PRINTING -- 1.86%
    400 Dun & Bradstreet Corp. ....................        25,148      25,900
 53,100 News Corp. Ltd. -ADR+......................     1,061,098   1,022,175
                                                      ----------- -----------
                                                        1,086,246   1,048,075
                                                      ----------- -----------
        RETAIL -- 1.32%
  5,400 Circuit City Stores........................       167,725     149,175
 21,600 Federated Department Stores*...............       604,426     594,000
                                                      ----------- -----------
                                                          772,151     743,175
                                                      ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995

 SHARES                                                 COST           VALUE
 ------                                                 ----           -----
        COMMON STOCKS (CONTINUED)
        TELECOMMUNICATIONS -- .62%
 12,600 Tele Denmark
         A/S - ADR................................   $   321,596    $   348,075
                                                     -----------    -----------
        TOBACCO -- 1.97%
 12,250 Philip Morris Cos. Inc. ..................       984,463      1,108,625
                                                     -----------    -----------
        TOYS -- 0.53%
  9,800 Mattel Inc. ..............................       285,187        301,350
                                                     -----------    -----------
        TRANSPORTATION -- 3.95%
 10,800 Burlington Northern Co. ..................       790,749        842,400
 34,500 Canadian Pacific Ltd. ....................       566,003        625,312
 11,500 Union Pacific Corp. ......................       771,618        759,000
                                                     -----------    -----------
                                                       2,128,370      2,226,712
                                                     -----------    -----------
        TOTAL -- INSTITUTIONAL CAPITAL MANAGEMENT
         CORP. ...................................    31,733,392     32,574,908
                                                     -----------    -----------
        TOTAL -- COMMON STOCKS....................    51,541,662     54,430,058
                                                     -----------    -----------
            SHORT-TERM INVESTMENTS -- 2.65%
            COWEN ASSET MANAGEMENT
 $1,500,000 U.S. T-Bill 01/04/96..................   $ 1,499,403    $ 1,499,403
                                                     -----------    -----------
            TOTAL -- COWEN ASSET MANAGEMENT.......     1,499,403      1,499,403
                                                     -----------    -----------
            TOTAL INVESTMENTS -- 99.16%...........   $53,041,065++   55,929,461
                                                     ===========
            Cash and Other Assets in Excess of
             Liabilities -- 0.84%.................                      471,384
                                                                    -----------
            TOTAL NET ASSETS -- 100.00%...........                  $56,400,845
                                                                    ===========

 + American Depository Receipts.
++ The cost for Federal income tax purposes is substantially the same.
 * Non-income producing securities.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY FUND
Portfolio of Investments (unaudited) -- December 31, 1995

 SHARES                                COST        VALUE
 ------                                ----        -----
         COMMON STOCKS -- 90.82%
         CLOVER CAPITAL MANAGEMENT, INC. -- 44.75%
         ADVERTISING -- 1.85%
  23,000 Advo, Inc...............   $   439,855 $   598,000
                                    ----------- -----------
         CHEMICALS -- 3.24%
   4,000 Fuller (H B) Co.........       126,660     139,000
  20,000 Hanna M A Co............       555,150     560,000
   9,500 Mallinckrodt Group,
          Inc....................       379,623     345,562
                                    ----------- -----------
                                      1,061,433   1,044,562
                                    ----------- -----------
         COMMERCIAL SERVICES -- 1.25%
  40,000 Ideon Group, Inc........       454,460     405,000
                                    ----------- -----------
         COMPUTER SOFTWARE -- 2.77%
  40,000 Marcam Corp.*...........       445,000     610,000
  10,000 Sungard Data
          System, Inc.*..........       283,450     285,000
                                    ----------- -----------
                                        728,450     895,000
                                    ----------- -----------
         CONSUMER CYCLICAL -- 1.49%
  20,000 Designs, Inc.*..........       160,500     140,000
  30,000 Pier 1 Imports, Inc.....       286,963     341,250
                                    ----------- -----------
                                        447,463     481,250
                                    ----------- -----------
         CONSUMER DURABLES -- 0.93%
  60,000 Service Merchandise
          Co.*...................       461,460     300,000
                                    ----------- -----------
         ELECTRONIC COMPONENT -- 2.03%
  27,000 Amphenol Corp. Cl A*....       556,389     654,750
                                    ----------- -----------
         ELECTRICAL AND ELECTRONICS -- 1.01%
  19,000 Augat, Inc..............       309,700     325,375
                                    ----------- -----------
         ENTERTAINMENT -- 4.10%
  21,000 G Tech Holdings Corp.*..       604,047     546,000
  20,000 King World
          Productions, Inc.*.....       786,021     777,500
                                    ----------- -----------
                                      1,390,068   1,323,500
                                    ----------- -----------
         ENVIRONMENTAL -- 2.08%
  40,000 Wheelabrator
          Technologies, Inc.*....       582,216     670,000
                                    ----------- -----------
         FOOD - PROCESSING -- 2.89%
  15,000 Interstate Bakeries,
          Corp...................       285,900     335,625
 150,000 United Biscuits
          Holdings - ADR+........       669,000     597,000
                                    ----------- -----------
                                        954,900     932,625
                                    ----------- -----------
         HEALTH CARE -- 2.36%
  42,000 Caremark
          International, Inc. ...   $   878,083 $   761,250
                                    ----------- -----------
         HOSPITAL MANAGEMENT & SERVICES -- 3.90%
  32,000 Horizon/CMS Healthcare
          Corp...................       732,045     808,000
  12,000 Salick Healthcare,
          Inc.*..................       438,000     450,000
                                    ----------- -----------
                                      1,170,045   1,258,000
                                    ----------- -----------
         MANUFACTURING HOUSING -- 0.74%
  25,000 Stimsonite Corp.*.......       229,375     237,500
                                    ----------- -----------
         PUBLISHING & PRINTING -- 2.02%
  20,000 American Greetings Corp.
          Cl A...................       603,511     552,500
  13,500 Steck-Vaughn Publishing
          Corp.*.................        92,333      99,563
                                    ----------- -----------
                                        695,844     652,063
                                    ----------- -----------
         REAL ESTATE INVESTMENT TRUST --
           4.27%
  20,000 Manufactured Home
          Communities, Inc. .....       331,501     350,000
   8,500 Meditrust Corp. ........       287,476     296,438
   7,500 Public Storage
          Management, Inc. ......       229,483     227,812
  21,000 ROC Communities, Inc. ..       478,800     504,000
                                    ----------- -----------
                                      1,327,260   1,378,250
                                    ----------- -----------
         RETAIL -- 2.47%
  50,000 Cash America
          Investments, Inc. .....       351,925     275,000
  17,000 Melville Corp. .........       589,208     522,750
                                    ----------- -----------
                                        941,133     797,750
                                    ----------- -----------
         STORAGE -- 0.98%
  12,000 Sovran Self Storage,
          Inc. ..................       287,845     316,500
                                    ----------- -----------
         TELECOMMUNICATIONS -- 1.29%
  25,000 California Microwave,
          Inc.*..................       699,938     415,625
                                    ----------- -----------
         TRANSPORTATION - RAIL -- 1.63%
  35,000 Canadian National
          Railway Co.*...........       527,100     525,000
                                    ----------- -----------
         UTILITIES - ELECTRICAL -- 1.45%
  20,000 Sierra Pacific
          Resources..............       438,361     467,500
                                    ----------- -----------
         TOTAL -- CLOVER CAPITAL
          MANAGEMENT INC. .......    14,581,378  14,439,500
                                    ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995

 SHARES                                                COST        VALUE
 ------                                                ----        -----
        COMMON STOCKS (CONTINUED)
        FRONTIER CAPITAL MANAGEMENT CO. -- 46.07%
        ADVERTISING/COMMUNICATIONS -- 0.85%
 10,100 Dimac Corp.*.............................   $   192,591 $   275,225
                                                    ----------- -----------
        AEROSPACE/DEFENSE -- 2.12%
  3,000 AAR Corp. ...............................        53,456      66,000
 30,900 Banner Aerospace, Inc.*..................       143,283     177,675
 12,000 Be Aerospace, Inc.*......................       100,500     127,500
  2,200 Precision Castparts Corp. ...............        78,485      87,450
 15,400 UNC, Inc.*...............................       100,729      92,400
  3,000 Watkins-Johnson Co. .....................       151,988     131,250
                                                    ----------- -----------
                                                        628,441     682,275
                                                    ----------- -----------
        AUTO PARTS -- 0.87%
  6,500 Strattec Security, Inc.*.................        97,705     117,000
  8,100 Tower Automotive, Inc.*..................       122,425     141,750
  2,300 Wescast Industries, Inc.
         Cl A....................................        26,384      22,137
                                                    ----------- -----------
                                                        246,514     280,887
                                                    ----------- -----------
        BASIC INDUSTRY -- 0.29%
  2,000 York International Corp. ................        87,913      94,000
                                                    ----------- -----------
        BUILDING MATERIALS &
         COMPONENTS -- 0.99%
  6,000 Drew Industries, Inc. ...................        81,035      84,000
 15,100 Perini Corp.*............................       181,366     124,575
  2,100 Texas Industries, Inc. ..................       102,770     111,300
                                                    ----------- -----------
                                                        365,171     319,875
                                                    ----------- -----------
        BROADCASTING -- 1.29%
  4,600 Emmos Broadcasting Corp.*................       124,067     142,600
  3,900 Infinity Broadcasting Corp. Cl A*........       135,334     145,275
  4,600 TCA Cable TV, Inc. ......................       139,250     127,075
                                                    ----------- -----------
                                                        398,651     414,950
                                                    ----------- -----------
        CHEMICALS -- 0.68%
  2,100 Georgia Gulf Corp. ......................        74,307      64,575
 13,700 Hexcel Corp.*............................       146,057     154,125
                                                    ----------- -----------
                                                        220,364     218,700
                                                    ----------- -----------
        COMMERCIAL SERVICES -- 0.46%
 42,200 Childrens Comprehensive Services, Inc.*..       143,065     147,700
                                                    ----------- -----------
        COMPUTER EQUIPMENT -- 2.72%
  6,300 Conner Peripherals, Inc.*................   $   112,990 $   132,300
  9,000 Datametrics Corp. .......................        70,293      70,875
  5,700 Hyperion Software Corp.*.................       143,912     121,125
  5,400 Ikos Systems, Inc. ......................        70,875      60,075
  2,300 Network General Corp.*...................        77,395      76,762
 12,900 State of The Art, Inc.*..................       122,063     127,387
 10,000 Technology Solutions Co.*                       170,000     195,000
  5,300 Western Digital Corp.*...................        94,070      94,738
                                                    ----------- -----------
                                                        861,598     878,262
                                                    ----------- -----------
        COMPUTER SOFTWARE -- 1.68%
  3,600 Computer Task Group......................        56,437      71,100
  8,800 Cornerstone Imaging, Inc.*...............       159,125     127,600
  3,900 FTP Software, Inc. ......................       105,112     113,100
  3,300 Madge Networks N.V. .....................        98,550     147,675
  5,300 Marcam Corp.*............................        66,013      80,825
                                                    ----------- -----------
                                                        485,237     540,300
                                                    ----------- -----------
        ELECTRICAL AND ELECTRONICS -- 3.90%
  9,600 Alpha Industries, Inc.*..................       122,976     135,600
  3,300 Analog Devises, Inc. ....................       107,481     116,737
  2,500 Cirrus Logic, Inc.*......................       138,125      49,375
 20,600 Encore Wire Corp.*.......................       250,648     200,850
  7,700 Rogers Corp.*............................       179,793     167,475
 18,600 Sheldahl, Inc.*..........................       328,376     337,125
  9,000 Trimble Navigation Ltd.*.................       154,867     167,625
  6,100 Triquint Semiconduct, Inc.*                     155,550      82,350
                                                    ----------- -----------
                                                      1,437,816   1,257,137
                                                    ----------- -----------
        ELECTRONIC COMPONENTS AND INSTRUMENTS -- 2.33%
  7,500 Actel Corp.*.............................        81,915      80,625
  6,400 Allen Group, Inc. .......................       176,359     143,200
  5,100 Amphenol Corp. ..........................       131,449     123,675
  4,900 Dovatron International, Inc.*............       165,254     165,375
  3,400 Maxim Integrated Products, Inc.*.........       124,181     130,900
  6,000 VLSI Technology, Inc.*...................       143,753     108,750
                                                    ----------- -----------
                                                        822,911     752,525
                                                    ----------- -----------
        ENERGY EQUIPMENT & SERVICES -- 0.72%
  3,100 Microchip Technology, Inc.*                     113,150     113,150
  2,900 Murphy Oil, Corp. .......................       119,466     120,350
                                                    ----------- -----------
                                                        232,616     233,500
                                                    ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995

 SHARES                                                  COST        VALUE
 ------                                                  ----        -----
        COMMON STOCKS (CONTINUED)
        FRONTIER CAPITAL MANAGEMENT CO. (CONTINUED)
        ENGINEERING AND CONSTRUCTION -- 1.45%
 21,220 Insituform Technologies CI A*..............   $   274,947 $   246,682
  5,800 Jacobs Engineering Group, Inc.*............       130,123     145,000
  4,300 J Ray McDermott SA*........................        94,763      76,862
                                                      ----------- -----------
                                                          499,833     468,544
                                                      ----------- -----------
        FINANCIAL SERVICES -- 0.49%
  6,000 Long Island Bancorp........................       152,825     158,250
                                                      ----------- -----------
        HOUSEHOLD PRODUCTS -- 0.30%
  4,300 Libbey, Inc. ..............................       100,663      96,750
                                                      ----------- -----------
        INSURANCE -- 2.24%
  3,600 Allied Group, Inc. ........................       118,530     129,600
  2,800 Conseco, Inc. .............................       143,917     175,350
  8,200 John Alden Financial Corp. ................       174,452     171,175
  2,400 Mid Ocean Ltd..............................        87,582      89,100
  4,900 Nymagic, Inc. .............................        86,325      83,300
  3,600 Paul Revere Corp. .........................        74,016      74,700
                                                      ----------- -----------
                                                          684,822     723,225
                                                      ----------- -----------
        LEISURE AND TOURISM -- 0.25%
 15,900 Topps Company, Inc.*.......................       105,338      81,488
                                                      ----------- -----------
        MACHINERY & ENGINEERING -- 0.37%
  4,000 Applied Power, Inc. .......................       135,737     120,000
                                                      ----------- -----------
        MANUFACTURING -- 0.04%
    900 Safety Components International, Inc. .....        17,100      14,175
                                                      ----------- -----------
        MEDICAL SUPPLIES -- 0.72%
  6,400 Maxxim Medical, Inc.*......................       101,111     107,200
  4,400 Spacelabs Medical, Inc.*...................       113,111     126,500
                                                      ----------- -----------
                                                          214,222     233,700
                                                      ----------- -----------
        MEDICAL BIOTECHNOLOGY -- 0.21%
  2,900 Protein Design Labs, Inc.*.................        53,825      67,063
                                                      ----------- -----------
        HOSPITAL MANAGEMENT &
         SERVICES -- 0.32%
  4,700 United Wisconsin Services, Inc. ...........       102,281     103,400
                                                      ----------- -----------
        METAL FABRICATE/HARDWARE -- 0.16%
  6,000 Easco, Inc. ...............................        75,000      51,750
                                                      ----------- -----------
        OIL & GAS -- 4.52%
  2,800 Anadarko Petroleum Corp. ..................   $   136,902 $   151,550
 11,900 Aquila Gas Pipeline Corp. .................       122,764     153,212
  3,400 Coflexip...................................        45,254      64,175
  5,000 Enron Global Power & Pipeline L.L.C. ......       117,800     124,375
 13,300 Falcon Drilling, Inc.*.....................       141,337     199,500
  3,300 Louisiana Land & Exploration*..............       129,606     141,488
  6,100 Oryx Energy Co. ...........................        83,980      81,587
  3,800 Pogo Producing Co. ........................        94,297     107,350
  2,100 Production Operators Corp. ................        64,487      69,300
  7,000 Ultramar Corp. ............................       160,806     180,250
  4,800 United Meridian Corp.*.....................        85,955      83,400
  3,500 Weatherford International, Inc.*...........        98,152     101,063
                                                      ----------- -----------
                                                        1,281,340   1,457,250
                                                      ----------- -----------
        PACKAGING/CONTAINER -- 0.98%
  3,400 Ball Corp. ................................        95,013      93,500
 16,600 U.S. Can Corp.*............................       216,555     224,100
                                                      ----------- -----------
                                                          311,568     317,600
                                                      ----------- -----------
        PHARMACEUTICALS -- 0.93%
 13,300 Alliance Pharmaceutical Corp.*.............       132,841     181,213
 16,000 Capstone Pharmacy Service, Inc.*...........       101,101     120,000
                                                      ----------- -----------
                                                          233,942     301,213
                                                      ----------- -----------
        PUBLISHING & PRINT -- 1.70%
  2,100 Devon Group, Inc.*.........................        87,068      61,031
 10,400 International Imaging Materials, Inc.*.....       244,403     262,600
 12,900 Valassis Communications, Inc.*.............       199,908     225,750
                                                      ----------- -----------
                                                          531,379     549,381
                                                      ----------- -----------
        REAL ESTATE INVESTMENT TRUST -- 0.97%
  4,100 Equity Residential Properties, Inc. .......       122,699     125,563
  6,600 Highwoods Properties, Inc. ................       176,381     186,450
                                                      ----------- -----------
                                                          299,080     312,013
                                                      ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY FUND
Portfolio of Investments (continued) -- December 31, 1995


  SHARES                                              COST          VALUE
  ------                                              ----          -----
          COMMON STOCKS (CONTINUED)
          FRONTIER CAPITAL MANAGEMENT CO. (CONTINUED)
          RETAIL -- 0.36%
    5,000 Moovies, Inc.*........................   $    62,500   $    67,500
    2,200 Officemax, Inc. ......................        54,900        49,225
                                                   -----------   -----------
                                                       117,400       116,725
                                                   -----------   -----------
          RESTAURANT -- 0.14%
    5,300 Bugaboo Creek Steakhouse, Inc.*.......        46,073        43,725
                                                   -----------   -----------
          STEEL -- 1.08%
    4,000 Carpenter Technology Corp. ...........       161,949       164,500
   11,000 Chaparral Steel Co. ..................       116,770       184,250
                                                   -----------   -----------
                                                       278,719       348,750
                                                   -----------   -----------
          TELECOMMUNICATION EQUIPMENT -- 2.47%
   12,400 Centiram Communication Corp.*.........       231,524       244,900
    7,300 Comarco, Inc.*........................        82,988       105,850
    2,800 Davox Corp.*..........................        29,723        33,250
    5,700 Echostar Communications Corp. A.......        92,911       138,225
    4,800 Intervoice, Inc.*.....................        88,413        91,200
    4,500 Summa Four, Inc.*.....................        58,171        60,188
    9,000 Symmetricon, Inc.*....................       146,948       123,750
                                                   -----------   -----------
                                                       730,678       797,363
                                                   -----------   -----------
          TELECOMMUNICATIONS -- 2.67%
   12,500 Arch Communications Group*............       333,117       300,000
   17,600 Equalnet Holding Corp.*...............       144,100       127,600
    5,600 Metrocall, Inc.*......................       124,678       107,100
    6,300 Natural Microsystems Corp.*...........       166,116       192,150
    6,000 U.S. Order, Inc.*.....................       120,900       134,250
                                                   -----------   -----------
                                                       888,911       861,100
                                                   -----------   -----------
          TEXTILES AND APPAREL -- 0.89%
    3,000 Jones Apparel Group, Inc. ............       108,392       118,125
   17,400 Sport-Haley, Inc.*....................       174,575       168,563
                                                   -----------   -----------
                                                       282,967       286,688
                                                   -----------   -----------
          TOYS -- 0.47%
   13,000 Galoob (Lewis) Toys, Inc.*............   $   133,087   $   152,750
                                                   -----------   -----------
          TRANSPORTATION -- 2.54%
   13,300 America West Airlines CI. B*..........       195,189       226,100
   11,600 OMI Corp.*............................        93,871        75,400
    3,000 Overseas Shipholding Group............        65,631        57,000
    7,200 Teekay Shipping Corp. ................       177,455       170,100
    7,700 World Airways Inc.*...................        92,481        86,625
   20,400 Worldcorp, Inc.*......................       262,140       204,000
                                                   -----------   -----------
                                                       886,767       819,225
                                                   -----------   -----------
          UTILITIES -- 0.44%
    7,200 California Energy Company, Inc.*......       147,132       140,400
                                                   -----------   -----------
          WHOLESALE SPECIAL LINE -- 0.46%
    7,200 Sodak Gaming, Inc.*...................       143,558       148,500
                                                   -----------   -----------
          TOTAL -- FRONTIER CAPITAL MANAGEMENT
           CO. .................................    14,577,135    14,866,364
                                                   -----------   -----------
          TOTAL -- COMMON STOCKS................    29,158,513    29,305,864
                                                   -----------   -----------
          CORPORATE BOND -- 1.63%
          CLOVER CAPITAL MANAGEMENT, INC. -- 1.63%
 $500,000 Meditrust Corp. 7.50%, 03/01/01.......       510,758       527,500
                                                   -----------   -----------
          TOTAL -- CORPORATE BONDS..............       510,758       527,500
                                                   -----------   -----------
          TOTAL
           INVESTMENTS -- 92.45%................   $29,669,271++  29,833,364
                                                   ===========
          Cash and Other Assets in Excess of
           Liabilities -- 7.55%.................                   2,434,900
                                                                 -----------
          TOTAL NET ASSETS -- 100.00%...........                 $32,268,264
                                                                 ===========

 + American Depository Receipts.
++ The cost of securities for Federal income tax purposes is the same.
 * Non-income producing security.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND FUND
Portfolio of Investments (unaudited) -- December 31, 1995

  CREDIT  PRINCIPAL
 RATINGS*   AMOUNT                                     COST        VALUE
 -------- ---------                                    ----        -----
                     MUNICIPAL OBLIGATIONS -- 98.27%
                     ALABAMA -- 1.08%
 NR/NR    $  180,000 Pell City Alabama Industrial
                      Development, Shelby
                      Steel Fabricators,
                      7.70%, 09/01/01
                      (LOC - Southtrust Bank)+...   $   183,593 $   183,676
                                                    ----------- -----------
                     ALASKA -- 7.07%
 AA        1,205,000 Anchorage Alaska,
                      Certificates of
                      Participation,
                      5.10%, 04/01/96
                      (Asset Guaranty)...........     1,207,791   1,207,952
                                                    ----------- -----------
                     ARIZONA -- 2.11%
 NR          350,000 La Paz County Industrial
                      Development, Morgan Trailer
                      MFG Co., 8.00%, 12/01/06
                      (Pre-Refunded
                      12/01/96 @ 100)+...........       361,757     360,696
                                                    ----------- -----------
                     COLORADO -- .41%
 Aa/AA+       70,000 Colorado Housing Finance
                      Authority, Series A.,
                      5.00%, 11/01/96............        70,555      70,661
                                                    ----------- -----------
                     CONNECTICUT -- 4.60%
 A2/NR       145,000 Connecticut State
                      Development Authority,
                      Health Care Project,
                      5.50%, 09/01/97
                      (Surety Bond -
                      Aetna/Cigna etc.)..........       146,304     146,269
 AAA         605,000 Connecticut State Resource
                      Recovery Authority, Greater
                      Bridgeport System,
                      6.75%, 11/15/99............       631,783     639,787
                                                    ----------- -----------
                                                        778,087     786,056
                                                    ----------- -----------
                     DELAWARE -- 4.10%
 NR          600,000 Wilmington Delaware Hospital
                      Revenue, Osteopathic
                      Hospital Series A,
                      10.00%, 10/01/03
                      (Pre-Refunded
                      10/01/98 @ 102)............       693,964     700,500
                                                    ----------- -----------
                     GEORGIA -- 4.24%
 Aa3/AA-     200,000 Cobb County Housing
                      Authority, Multi-Family
                      Housing Revenue,
                      7.50%, 01/01/97 (LOC - Sun
                      Trust).....................       204,168     204,952
 AAA         500,000 Fulton County Housing
                      Authority, Single
                      Family Revenue,
                      6.20%, 03/01/13
                      (GNMA Collateral)+.........       503,721     519,375
                                                    ----------- -----------
                                                        707,889     724,327
                                                    ----------- -----------
                     IDAHO -- 6.30%
 Aa/AA     1,065,000 Idaho Housing Agency, Multi-
                      Family Housing,
                      6.00%, 01/01/07............     1,067,774   1,075,362
                                                    ----------- -----------
                     ILLINOIS -- 11.82%
 NR          545,000 City of Fairfield Economic
                      Development Revenue, Waynes
                      County Center Project,
                      6.00%, 12/15/05............       553,742     560,669
 A1/AA-      100,000 Illinois State, General
                      Obligation Bonds,
                      4.75%, 08/01/99............        99,700     100,506
 AAA/AA-     225,000 Illinois State, General
                      Obligation Bonds
                      8.75%, 03/01/05 (Pre-
                      Refunded 03/01/96 @ 101)...       230,422     229,023
 Aaa/AAA     500,000 St. Clair County Public
                      Building Revenue, General
                      Obligation Bonds,
                      8.00%, 12/01/05 (MBIA).....       518,544     519,690
 A/NR        580,000 Woodridge Mortgage Revenue,
                      Series 1992-1,
                      7.25%, 12/01/10............       609,429     609,725
                                                    ----------- -----------
                                                      2,011,837   2,019,613
                                                    ----------- -----------
                     INDIANA -- 2.05%
 A1/NR       350,000 Clarksville Indiana Economic
                      Development Revenue,
                      5.10%, 12/01/25 (LOC -
                       Comerica)
                      (Mandatory put
                      12/01/00 @ 100)............       350,000     350,875
                                                    ----------- -----------
                     LOUISIANA -- 8.11%
 NR/AAA      435,000 Jefferson Parish Home
                      Mortgage Authority, Series
                      A, 4.85%, 12/01/01
                      (FNMA/GNMA Collateral)+....       435,108     435,544
 NR/AA       940,000 Louisiana Public Facility
                      Authority, Multi-Family
                      Revenue, 6.00%, 07/01/07
                      (Mandatory put 07/01/97 @
                      100) (Insured by Conn.
                      General Life Insurance
                      Co.).......................       950,002     948,864
                                                    ----------- -----------
                                                      1,385,110   1,384,408
                                                    ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND FUND
Portfolio of Investments (continued) -- December 31, 1995

  CREDIT  PRINCIPAL
 RATINGS*  AMOUNT                                          COST        VALUE
 -------- ---------                                        ----        -----
                    MUNICIPAL OBLIGATIONS (CONTINUED)
                    MARYLAND -- 2.19%
 NR/A+      375,000 Montgomery County Housing
                     Authority, Multi-Family Revenue,
                     6.00%, 02/01/07
                     (Mandatory put 02/01/97 @ 100)
                     (Insured by New England
                     Mutual).........................   $   375,679 $   375,259
                                                        ----------- -----------
                    MASSACHUSETTS -- 3.04%
 Aaa/AAA    400,000 Boston Mass Water & Sewer, Series
                     A, 7.875%, 11/01/13 (FGIC)
                     (Cross over refunding 11/01/96
                      @ 102).........................       419,090     419,156
 Baa1/NR    100,000 Lowell Mass, General Obligation
                     Bonds, 6.80%, 02/15/96..........       100,123     100,230
                                                        ----------- -----------
                                                            519,213     519,386
                                                        ----------- -----------
                    MICHIGAN -- 3.46%
 A/A        550,000 Michigan State Housing
                     Development Authority, Home
                     Improvement Series B,
                     7.65%, 12/01/12+................       584,940     591,937
                                                        ----------- -----------
                    NEBRASKA -- 3.23%
 AAA        550,000 Nebraska Investment Financial
                     Authority, Multi-Family Mortgage
                     Revenue, 4.75%, 06/01/05
                     (Mandatory put 06/01/97 @ 100)
                     (LOC Occidental Federal
                     Savings)........................       551,707     550,237
                                                        ----------- -----------
                    NEW MEXICO -- 1.91%
 Aaa/AAA  1,000,000 Albuquerque New Mexico Mortgage
                     Obligation, Cl. B - 2, 0%,
                     05/15/11 (FGIC).................       327,309     327,500
                                                        ----------- -----------
                    NEW YORK -- 3.03%
 Aa/AA      500,000 New York State Dormitory
                     Authority Revenue, Cornell
                     University, 6.875%, 07/01/06....       516,699     517,080
                                                        ----------- -----------
                    PENNSYLVANIA -- 17.77%
 A/NR       500,000 Cumberland Valley School
                     District, Series A, 5.90%,
                     09/01/98........................       504,719     505,265
 NR/A       100,000 Dauphin County Industrial
                     Development Authority, Brubaker
                     Tool Corp., 7.10%, 12/01/02
                     (LOC - Marine Bank)+............       102,162     102,220
 Aa3/A+     475,000 Delaware County Industrial
                     Development Authority, Series A,
                     8.10%, 12/01/13
                     (LOC - Bank of America).........       493,852     497,315
 NR         100,000 Montgomery County Industrial
                     Development, Meadowood Corp.,
                     5.00%, 12/01/96.................       100,000     100,070
 Aa/AA      550,000 Pennsylvania Housing Finance
                     Authority, Single Family Mtg.
                     Series 27, 8.10%, 10/01/10+.....       572,702     576,125
 A/A-       150,000 Pennsylvania State Certificates
                     of Participation, Revenue Bonds,
                     6.20%, 06/01/96.................       151,061     151,625
 Aaa/AAA    500,000 Philadelphia Hospital & Higher
                     Education Authority, Moss
                     Rehabilitation Hospital Revenue,
                     6.90%, 07/01/00 (AMBAC).........       527,050     551,875
 Aaa/AAA    135,000 Philadelphia Pennsylvania
                     Airport, Revenue Bonds, 5.90%,
                     06/15/96 (MBIA).................       135,818     136,185
 NR/A       400,000 Scranton-Lackawanna Health &
                     Welfare Authority, St. Josephs
                     Hospital, 7.75%, 12/15/15
                     (LOC - PNC Bank)................       416,400     414,532
                                                        ----------- -----------
                                                          3,003,764   3,035,212
                                                        ----------- -----------
                    TENNESSEE -- 4.71%
 Aaa/NR     580,000 Hamilton County Industrial
                     Development Authority, Multi-
                     Family Housing Revenue, 6.25%,
                     10/01/08 (LOC - Gardian Savings
                     & Loan) (Mandatory put 10/01/97
                     @ 100)..........................       583,391     580,000
 NR/A+      220,000 Hendersonville Industrial
                     Development Authority,
                     Multi-Family Housing Revenue,
                     5.375%, 02/01/06 (Surety Bond
                     Continental Casualty) (Mandatory
                     put 02/01/98 @ 100).............       222,260     222,361
                                                        ----------- -----------
                                                            805,651     802,361
                                                        ----------- -----------
                    TEXAS -- 1.45%
 Aa/AA      250,000 Texas State, General Obligation
                     Bonds, 3.75%, 08/01/97..........       247,650     248,437
                                                        ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND FUND
Portfolio of Investments (continued) -- December 31, 1995

  CREDIT   PRINCIPAL
 RATINGS*   AMOUNT                                        COST          VALUE
 --------  ---------                                      ----          -----
                      MUNICIPAL OBLIGATIONS
                       (CONTINUED)
                      WISCONSIN -- 2.66%
  Aa/AA   $   445,000 Wisconsin Housing & Economic
                       Development, Authority Series
                       B, 6.625%, 09/01/20
                       (GEMIC Pool Insured)+........   $   446,963   $   453,900
                                                       -----------   -----------
                      VIRGINIA -- 2.93%
  NR          500,000 King George County Industrial
                       Development Authority, King
                       County Elementary School,
                       4.875%, 08/01/98.............       497,755       500,245
                                                       -----------   -----------
                      TOTAL NOTES AND BONDS --
                        98.27%......................    16,695,687    16,785,680
                                                       -----------   -----------
                      SHORT-TERM INVESTMENTS --
                        0.04%
                6,930 Provident Institutional
                       Funds........................         6,930         6,930
                                                       -----------   -----------
                      TOTAL INVESTMENTS - 98.31%....   $16,702,617++  16,792,610
                                                       ===========
                      Cash and Other Assets
                       in Excess of Liabilities --
                        1.69%.......................                     288,721
                                                                     -----------
                      TOTAL NET ASSETS -- 100.00%...                 $17,081,331
                                                                     ===========

 * See page 20 for Credit Ratings Summary.
 + Subject to Alternative Minimum Tax.
++ The cost of securities for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Portfolio of Investments (unaudited) (continued) -- December 31, 1995

CREDIT RATINGS (unaudited).

     MOODY'S STANDARD & POOR'S
     ------- -----------------
       Aaa          AAA        Instrument judged to be of the highest quality
                                and carrying the smallest amount of investment
                                risk.
       Aa           AA         Instrument judged to be of high quality by all
                                standards.
        A            A         Instrument judged to be adequate by all
                                standards.
       Baa          BBB        Instrument judged to be of moderate quality by
                                all standards.
      Ba-B         BB-B        Instrument judged to have speculative elements,
                                and generally lack desirable characteristics.
      Caa-C        CCC-C       Instrument judged to be predominately
                                speculative with respect to pay interest and
                                repay principal in accordance with terms of
                                obligation.
       NR           NR         Not Rated. In the opinion of the Investment
                                Adviser, instrument judged to be of comparable
                                investment quality to rated securities which
                                may be purchased by the Fund.

  For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

      AMBAC..   American Municipal Bond Assurance Corporation
      FGIC...   Financial Guaranty Insurance Corporation
      MBIA...   Municipal Bond Insurance Association
      LOC....   Letter of Credit
      GNMA...   Government National Mortgage Association
      FNMA...   Federal National Mortgage Association
      GEMIC..   General Electric Mortgage Insurance Corporation

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities (unaudited)
December 31, 1995

                                                                                 MUNICIPAL
                              GROWTH     INTERNATIONAL    VALUE     SMALL CAP      BOND
                              ------     -------------    -----     ---------    ---------
ASSETS
 Investments at value (cost
  $55,199,660; $48,180,274;
  $51,541,662; $29,669,271;
  $16,695,687,
  respectively)............ $57,833,514   $50,266,673  $54,430,058 $29,833,364  $16,785,680
 Short-Term Investments
  (cost $0; $0; $1,499,403;
  $0; $6,930,
  respectively)............           0             0    1,499,403           0        6,930
 Cash......................   3,405,193     3,361,082    1,196,878   2,905,003       92,919
 Foreign Cash (cost $0;
  $416,981; $0; $0; $0,
  respectively)............           0       419,177            0           0            0
 Dividends and interest
  receivable...............      25,041        62,582      140,536      43,901      170,054
 Receivable for investments
  sold.....................   1,817,002       386,642      691,064     236,925            0
 Receivable from Adviser...         453         3,967        8,911      19,864       20,707
 Receivable from brokers
  for forward contract
  gain.....................           0       604,742            0           0            0
 Withholding tax reclaim...           0         4,985            0           0            0
 Unrealized appreciation on
  forward currency
  contracts................           0       386,239            0           0            0
 Unamortized organizational
  expenses (Note 2e).......      28,283        28,451       28,569      28,787       29,360
                            -----------   -----------  ----------- -----------  -----------
   Total Assets............  63,109,486    55,524,540   57,995,419  33,067,844   17,105,650
                            -----------   -----------  ----------- -----------  -----------
LIABILITIES
 Payable for securities
  purchased................     937,461     1,184,485    1,545,283     752,527            0
 Payable to brokers for
  forward contract loss....           0        59,515            0           0            0
 Organizational expense
  payable..................       2,457         1,196        2,171           0        1,380
 Advisory fee payable (Note
  3).......................      13,738        19,863       12,128      13,027        5,506
 Administrative services
  fee payable (Note 3).....      14,587         4,338       10,961       2,744        1,703
 Transfer agent fee payable
  (Note 3).................       1,000             0          700           0          274
 Other accrued expenses....      23,784        30,450       23,331      31,282       15,456
                            -----------   -----------  ----------- -----------  -----------
   Total Liabilities.......     993,027     1,299,847    1,594,574     799,580       24,319
                            -----------   -----------  ----------- -----------  -----------
NET ASSETS................. $62,116,459   $54,224,693  $56,400,845 $32,268,264  $17,081,331
                            ===========   ===========  =========== ===========  ===========
Net Assets Consist of
 Capital stock.............       6,073         5,127        5,192       3,245        1,690
 Additional paid-in
  capital..................  61,222,804    51,606,463   52,978,073  32,393,365   16,985,614
 Accumulated undistributed
  net investment
  income/(loss) on
  investments..............         643      (524,218)         143     (48,369)           0
 Accumulated undistributed
  realized gain/(loss) on
  investments and foreign
  currency.................  (1,746,915)      664,692      529,041    (244,070)       4,034
 Net unrealized
  appreciation/depreciation
  on investments and
  foreign currency
  translations.............   2,633,854     2,472,629    2,888,396     164,093       89,993
                            -----------   -----------  ----------- -----------  -----------
NET ASSETS................. $62,116,459   $54,224,693  $56,400,845 $32,268,264  $17,081,331
                            ===========   ===========  =========== ===========  ===========
SHARES OF BENEFICIAL
 INTEREST
 Shares of beneficial
  interest outstanding.....   6,072,699     5,126,930    5,191,827   3,245,284    1,689,764
                            ===========   ===========  =========== ===========  ===========
 Net asset value per share
  outstanding..............      $10.23        $10.58       $10.86       $9.94       $10.11
                                 ======        ======       ======       =====       ======

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations (unaudited)

                              GROWTH      INTERNATIONAL       VALUE          SMALL CAP      MUNICIPAL BOND
                          AUGUST 8, 1995 AUGUST 17, 1995 AUGUST 25, 1995 SEPTEMBER 5, 1995 OCTOBER 10, 1995
                          (COMMENCEMENT   (COMMENCEMENT   (COMMENCEMENT    (COMMENCEMENT    (COMMENCEMENT
                          OF OPERATIONS) OF OPERATIONS)  OF OPERATIONS)   OF OPERATIONS)    OF OPERATIONS)
                             THROUGH         THROUGH         THROUGH          THROUGH          THROUGH
                           DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                               1995           1995            1995             1995              1995
                          -------------- --------------- --------------- ----------------- ----------------
Investment Income
 Interest...............   $    48,219     $   12,247          $6,274        $  48,374         $150,740
 Dividends (net of
  withholding tax of
  $630, $34,358, $2,514,
  $0, $0,
  respectively).........       151,321        242,998         480,022          105,157                0
                           -----------     ----------      ----------        ---------         --------
                               199,540        255,245         486,296          153,531          150,740
                           -----------     ----------      ----------        ---------         --------
Expenses:
 Advisory (Note 3)......        78,197         72,449          55,174           44,847            7,006
 Fund Accounting (Note
  3)....................        14,055         22,642          12,265           11,977            8,279
 Legal..................         4,415          3,640           4,415            3,532            2,370
 Administrative services
  (Note 3)..............        22,341         16,100          15,764            8,969            2,803
 Reports to
  shareholders..........         2,650          2,175           2,650            2,120            1,425
 Audit..................         4,495          3,687           1,936            3,354            2,417
 Registration...........        12,476         10,288          12,476            9,981            6,698
 Trustee................         1,000          1,000           1,000            1,000            1,000
 Transfer agent fees and
  expenses (Note 3).....           956            624             700              451              274
 Amortization of
  organizational
  expenses..............         2,457          2,289           2,171            1,952            1,380
 Miscellaneous..........         3,750          3,500           3,615            3,885            2,610
                           -----------     ----------      ----------        ---------         --------
 Total expenses before
  waivers...............       146,792        138,394         112,166           92,068           36,262
 Less expenses
  waived/reimbursed by
  Advisor, Administrator
  and Transfer Agent....        (6,038)        (7,992)        (12,852)         (22,106)         (21,408)
                           -----------     ----------      ----------        ---------         --------
 Net expenses...........       140,754        130,402          99,314           69,962           14,854
                           -----------     ----------      ----------        ---------         --------
Net investment income...        58,786        124,843         386,982           83,569          135,886
                           -----------     ----------      ----------        ---------         --------
Realized gain on
 investments............    (1,746,915)        95,017         654,790         (244,070)           4,034
Net realized gain/(loss)
 on foreign currency
 transactions and assets
 and liabilities
 denominated in foreign
 currencies.............             0        600,984               0                0                0
Change in unrealized
 appreciation of
 investments............     2,633,854      2,086,399       2,888,396          164,093           89,993
Net unrealized gain on
 foreign currency
 translations...........             0        386,230               0                0                0
                           -----------     ----------      ----------        ---------         --------
Net realized/unrealized
 gain/(loss) on
 investments and foreign
 currency translation...       886,939      3,168,630       3,543,186          (79,977)          94,027
                           -----------     ----------      ----------        ---------         --------
Net increase in net
 assets resulting from
 operations.............   $   945,725     $3,293,473      $3,930,168        $   3,592         $229,913
                           ===========     ==========      ==========        =========         ========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (unaudited)

                                   GROWTH      INTERNATIONAL       VALUE          SMALL CAP      MUNICIPAL BOND
                               AUGUST 8, 1995 AUGUST 17, 1995 AUGUST 25, 1995 SEPTEMBER 5, 1995 OCTOBER 10, 1995
                               (COMMENCEMENT   (COMMENCEMENT   (COMMENCEMENT    (COMMENCEMENT    (COMMENCEMENT
                               OF OPERATIONS) OF OPERATIONS)  OF OPERATIONS)   OF OPERATIONS)    OF OPERATIONS)
                                  THROUGH         THROUGH         THROUGH          THROUGH          THROUGH
                                DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                    1995           1995            1995             1995              1995
                               -------------- --------------- --------------- ----------------- ----------------
Operations:
 Net investment income.......   $    58,786     $   124,843     $   386,982      $    83,569      $   135,886
 Net realized gain/(loss) on
  investments................    (1,746,915)        696,001         654,790         (244,070)           4,034
 Change in unrealized
  appreciation/(depreciation)
  of investments.............     2,633,854       2,472,629       2,888,396          164,093           89,993
                                -----------     -----------     -----------      -----------      -----------
New increase in net assets
 resulting from operations...       945,725       3,293,473       3,930,168            3,592          229,913
                                -----------     -----------     -----------      -----------      -----------
Distributions to shareholders
 from capital gains:.........             0         (31,309)       (125,749)               0                0
Distributions to shareholders
 from net investment income..       (58,143)       (649,061)       (386,839)        (131,938)        (135,886)
                                -----------     -----------     -----------      -----------      -----------
 Decrease in net assets
  resulting from
  distributions to
  shareholders...............       (58,143)       (680,370)       (512,588)        (131,938)        (135,886)
                                -----------     -----------     -----------      -----------      -----------
Capital Share Transactions:
 Proceeds from sales of
  shares:....................    70,277,908      52,286,176      55,461,950       35,551,737       17,987,167
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions:.........        56,154         657,172         502,652          124,023          133,869
 Net asset value of shares
  redeemed:..................    (9,125,185)     (1,351,758)     (3,001,337)      (3,299,150)      (1,153,732)
                                -----------     -----------     -----------      -----------      -----------
   Net increase in net assets
    from capital share
    transactions.............    61,208,877      51,591,590      52,963,265       32,376,610       16,967,304
                                -----------     -----------     -----------      -----------      -----------
Total increase in net
 assets......................    62,096,459      54,204,693      56,380,845       32,248,264       17,061,331
Net Assets:
 Beginning of period.........        20,000          20,000          20,000           20,000           20,000
                                -----------     -----------     -----------      -----------      -----------
 End of period...............   $62,116,459     $54,224,693     $56,400,845      $32,268,264      $17,081,331
                                ===========     ===========     ===========      ===========      ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (unaudited) -- December 31, 1995

  1. DESCRIPTION. The Hirtle Callaghan Trust (the "Trust") was incorporated in Delaware on December 15, 1994. The Trust currently comprises five portfolios, Growth Equity Portfolio ("Growth") (commencement date August 8, 1995), International Equity Portfolio ("International") (commencement date August 17,
1995), Value Equity Portfolio ("Value") (commencement date August 25, 1995), Small Capitalization Equity Portfolio ("Small Cap") (commencement date September 5, 1995), Limited Duration Municipal Bond Portfolio ("Municipal Bond") (commencement date October 10, 1995) (the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Portfolio operates as a diversified fund.

  2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds:

    A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Those assets that are traded on an exchange or in the over-the-counter market are valued based upon market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust's Board of Trustees. Other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Trust's Trustees. With the approval of the Board, any of the Portfolios may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities.

    B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily as earned.

    C. Dividend and Capital Gain Distributions to Shareholders. The Limited Duration Municipal Bond Portfolio declares dividends from net investment income daily and distributes them on a monthly basis. The Growth Portfolio, Value Portfolio and Small Cap Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio will declare and distribute dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, will be distributed at least annually for each portfolio. Distributions to shareholders are recorded on the ex-dividend date.

    D. Federal Income Taxes. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable and tax-exempt income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for taxes is recorded.

    E. Organizational Expenses. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straightline basis over sixty months beginning

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1995 with each Fund's commencement of operations. In the event any of the initial shares of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

    F. Determination of Net Asset Value and Calculation of Expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund in relation to the net assets of each Fund or on another reasonable basis.

    G. Foreign Exchange Transactions. The books and records of the Fund are maintained in U.S. dollars, non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

      (i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

      (ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

    H. Forward Foreign Exchange Contracts. A forward foreign exchange contract is a commitment to sell a foreign currency at a future date at a negotiated exchange rate. The Funds bear the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign exchange.

  3. INVESTMENT ADVISORY AND ADMINISTRATION CONTRACTS. The Trust has entered into investment advisory contracts ("Portfolio Management Contracts") on behalf of each of the Portfolios with one or more Investment Managers. Each Investment Manager is responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments on behalf of the respective Portfolios they serve. Each Investment Manager is to be paid a fee based on average net assets, calculated and accrued daily and paid monthly at annual rates of 0.30% for the Growth Portfolio, 0.40% for the International Portfolio, 0.30% for the Value Portfolio, 0.45% for the Small Cap Portfolio, and 0.20% for the Limited Duration Municipal Bond Portfolio. For the period ended December 31, 1995, the Investment Managers earned fees of $67,026, $64,399, $47,292, $40,362, and $5,605, for the Growth, International, Value, Small Cap, and Municipal Bond Portfolios, respectively.

  Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. ("HCCI") ("HCCI Consulting Agreement"), HCCI is to be paid a fee calculated and accrued daily and paid monthly at annual rates of 0.05% of average net assets per Fund. HCCI will make its officers available to serve as officers and/or Trustees of the Trust, provide office space sufficient for the Trust's principal office, and monitor the performance of various investment

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1995 management organizations, including the Investment Managers. HCCI does not have investment discretion. For the period ended December 31, 1995, HCCI earned fees of $11,171, $8,050, $7,882, $4,485, and $1,401, for the Growth,
International, Value, Small Cap, and Municipal Bond Portfolios, respectively.

  Furman Selz LLC ("Furman Selz") provides the Funds with administrative, fund accounting, dividend and capital gain distribution disbursing and transfer agency services pursuant to the administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Trust's Board of Trustees and officers and include day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Funds' arrangement with their custodian and assistance in the preparation of the Trust's Registration Statement under Federal and state laws. Pursuant to the Administration Agreement, the Funds pay Furman Selz a monthly fee for its services which, on an annualized basis, will not exceed .10% of the average daily net assets of the Funds and is accrued daily. For Administrative Services provided, Furman Selz was entitled to fees of $22,341, $16,100, $15,764, $8,969 and $2,803 for the Growth, International, Value, Small Cap and Municipal Bond Portfolios, respectively. Furman Selz waived fees of $5,585, $4,025, $3,941, $2,242, $701 for the Growth, International, Value, Small Cap, and Municipal Bond Portfolios, respectively.

  Pursuant to a Services Agreement between the Funds and Furman Selz, Furman Selz will provide the Funds with transfer and dividend and capital gain disbursing agent services, for which it receives a fee of $15.00 per account per year, plus out-of-pocket expenses. Pursuant to the Fund Accounting Agreement between the Funds and Furman Selz, Furman Selz assists the Funds in calculating net asset values and provides certain other account services for each Fund for an annual fee of $30,000 per fund plus out-of-pocket expenses. For the period ended December 31, 1995, Furman Selz was entitled to Transfer Agent fees of $956, $624, $700, $451 and $274 for the Growth, International, Value, Small Cap and Municipal Bond Portfolios, respectively. For Fund Accounting Services, Furman Selz earned fees, including out of pocket expenses, of $14,055, $22,642, $12,265, $11,977 and $8,279 for the Growth,
International, Value, Small Cap and Municipal Bond Portfolios, respectively.

  The estimated expense ratios for the Funds are as follows: Growth -- 0.63%; International -- 0.81%; Value -- 0.63%; Small Cap -- 0.78%; Municipal Bond --
 0.53%. It is expected that HCCI will reimburse the Trust for expenses, if necessary, to maintain these expense ratios at estimated levels. As of December 31, 1995, the such reimbursements would have been as follows:
Growth -- $453; International -- $3,967; Value -- $8,911; Small Cap --
 $19,864; and Municipal Bond -- $20,707.

  4. SECURITIES TRANSACTIONS.

    A. Purchase and sale transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended December 31, 1995 were as follows:

                                          COMMON STOCKS
                                       AND CORPORATE BONDS
                                     -----------------------
                                      PURCHASES     SALES
                                     ----------- -----------
           Growth................... $74,716,606 $17,770,031
           International............  51,284,882   3,245,318
           Value....................  64,386,092  13,499,279
           Small Cap................  33,056,615   3,142,782
           Municipal Bond...........  18,619,164   1,907,200

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1995

    B. Federal Income Tax basis. Cost for book and Federal income tax purposes were substantially identical as of December 31, 1995. Gross unrealized appreciation and depreciation on investment securities at December 31, 1995, based on cost for Federal income tax purposes is as follows:

                                                                       NET
                                         GROSS         GROSS        UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION
                                      APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                      ------------ -------------- --------------
     Growth..........................  $5,069,992   $(2,436,138)    $2,633,854
     International...................   3,001,727      (915,328)     2,086,399
     Value...........................   3,876,316      (987,920)     2,888,396
     Small Cap.......................   2,010,757    (1,846,664)       164,093
     Municipal Bond..................     100,775       (10,782)        89,993

  5. CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue unlimited shares of capital stock with a par value of $0.001 each. Transactions in shares of the Funds for the period ended December 31, 1995 were as follows:

                                                                SMALL    MUNICIPAL
                           GROWTH    INTERNATIONAL   VALUE       CAP       BOND
                           ------    -------------   -----      -----    ---------
Beginning Balance.......      2,000        2,000       2,000      2,000      2,000
                          ---------    ---------   ---------  ---------  ---------
Shares Sold.............  6,957,477    5,196,150   5,431,186  3,563,996  1,788,853
Shares issued in rein-
 vestment of net invest-
 ment income and capital
 gain distributions.....      5,538       62,056      46,456     12,591     13,256
Shares redeemed.........   (892,316)    (133,276)   (287,815)  (333,303)  (114,345)
                          ---------    ---------   ---------  ---------  ---------
Net increase in shares..  6,070,699    5,124,930   5,189,827  3,243,284  1,687,764
                          ---------    ---------   ---------  ---------  ---------
Closing Balance.........  6,072,699    5,126,930   5,191,827  3,245,284  1,689,764
                          =========    =========   =========  =========  =========

  6. MANAGEMENT OF THE TRUST. The Trust's Board is responsible for the overall supervision and management of the business and affairs of the Trust, including
(i) the selection and general supervision of the Investment Managers that provide day-to-day portfolio management services to the various Portfolios; and (ii) for Portfolios for which more than one Investment Manager has been retained, allocation of that Portfolio's assets among such Investment Managers. In particular, the Board may, from time to time, allocate portions of a Portfolio's assets between or among several Investment Managers, each of whom may have a different investment style and/or security selection discipline. The Board also may reallocate a Portfolio's assets among such Investment Managers or terminate particular Investment Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. The Board may also retain additional Investment Managers on behalf of a Portfolio subject to the approval of the shareholders of that Portfolio, in accordance with the Investment Company Act.

  As indicated above, day-to-day investment decisions for each of the Portfolios are the responsibility of one or more Investment Managers retained by the Trust. In accordance with the terms of individual investment advisory contracts relating to the respective Portfolios, and subject to the general supervision of the Trust's Board, each of the Investment Managers is responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sales of securities and other instruments on behalf of the respective Portfolios they serve.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1995

  The Managers are as follows:

    Growth Equity Portfolio -- Jennison Associates Capital Corp.; Westfield
       Capital Management Company, Inc.

    International Equity Portfolio -- Brinson Partners, Inc.

    Value Equity Portfolio -- Cowen Asset Management; Institutional Capital
       Corporation.

    Small Capitalization Portfolio -- Clover Capital Management, Inc.;
       Frontier Capital Management Company.

    Limited Duration Municipal Bond Portfolio -- Morgan Grenfell Capital
       Management Incorporated.

  7. DERIVATIVE INSTRUMENTS. The International Equity Portfolio may invest in various financial instruments including positions in forward currency contracts, currency swaps and purchased foreign currency options. The Fund enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on their portfolio holdings.

  A forward foreign exchange contract is a commitment to sell or buy a foreign currency at a future date at a negotiated exchange rate. The Fund bears the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities.

  The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign exchange. Fluctuations in the value of forward contracts held at December 31, 1995 are recorded for financial reporting purposes as unrealized gains and losses by the Funds.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1995

  The table below indicates the International Equity Portfolio's outstanding forward positions at December 31, 1995:

                                                              Value on     Unrealized
                       Contract    Maturity     Value on      December   Appreciation/
         Country        Amount       Date   Origination Date  31, 1995   (Depreciation)
      -------------- ------------- -------- ---------------- ----------  --------------
Buy     Australia        3,900,000 02/16/96     2,869,620     2,912,231     $ 42,611
Sell     Belgium        24,700,000 02/16/96      (830,713)     (842,517)     (11,804)
Buy       Canada         2,100,000 02/16/96     1,541,341     1,539,636       (1,705)
Buy       Canada         2,200,000 02/16/96     1,623,522     1,612,952      (10,570)
Sell      France         1,200,000 02/16/96      (238,124)     (245,568)      (7,444)
Buy       France         2,498,388 01/03/96       505,651       510,750        5,099
Sell      France         7,900,000 02/16/96    (1,605,975)   (1,616,655)     (10,680)
Sell      France         9,300,000 02/16/96    (1,839,399)   (1,903,152)     (63,753)
Sell     Germany         1,600,000 02/16/96    (1,092,225)   (1,120,528)     (28,303)
Sell     Germany         2,400,000 02/16/96    (1,683,563)   (1,680,792)       2,771
Buy       Italy      1,750,000,000 02/16/96     1,057,082     1,102,500       45,418
Buy       Italy      4,440,000,000 02/16/96     2,760,761     2,797,200       36,439
Sell      Japan        100,000,000 02/16/96    (1,052,532)     (977,000)      75,532
Sell      Japan        200,000,000 02/16/96    (2,099,627)   (1,954,000)     145,627
Sell      Japan        439,000,000 02/16/96    (4,395,685)   (4,289,030)     106,655
Buy      Malaysia           44,769 01/03/96        17,626        17,636           10
Sell   Netherlands         300,000 02/16/96      (184,106)     (187,947)      (3,841)
Sell   Netherlands       1,500,000 02/16/96      (949,221)     (939,735)       9,486
Sell   Netherlands       2,300,000 02/16/96    (1,404,237)   (1,440,927)     (36,690)
Buy       Spain        128,000,000 02/16/96     1,035,448     1,056,000       20,552
Buy       Sweden         3,000,000 02/16/96       401,875       450,660       48,785
Buy       Sweden         3,900,000 02/16/96       574,815       585,858       11,043
Sell   Switzerland         100,000 02/16/96       (82,843)      (87,290)      (4,447)
Sell   Switzerland         950,000 02/16/96      (834,063)     (829,255)       4,808
Sell  United Kingdom       400,000 02/16/96      (630,360)     (619,720)      10,640
                                                                            --------
                                                                            $386,239
                                                                            ========

THE HIRTLE CALLAGHAN TRUST
Financial Highlights+ (unaudited)
December 31, 1995

                                   GROWTH         INTERNATIONAL         VALUE           SMALL CAP      MUNICIPAL BOND
                               AUGUST 8, 1995    AUGUST 17, 1995   AUGUST 25, 1995  SEPTEMBER 5, 1995 OCTOBER 10, 1995
                                (COMMENCEMENT     (COMMENCEMENT     (COMMENCEMENT     (COMMENCEMENT     (COMMENCEMENT
                               OF OPERATIONS)    OF OPERATIONS)    OF OPERATIONS)    OF OPERATIONS)    OF OPERATIONS)
                                   THROUGH           THROUGH           THROUGH           THROUGH           THROUGH
                              DECEMBER 31, 1995 DECEMBER 31, 1995 DECEMBER 31, 1995 DECEMBER 31, 1995 DECEMBER 31, 1995
                              ----------------- ----------------- ----------------- ----------------- -----------------
Net Asset Value, Beginning
 of Period:.................       $ 10.00           $ 10.00           $ 10.00           $ 10.00           $ 10.00
                                   -------           -------           -------           -------           -------
Income from Investment
 Operations:
 Net investment
  income/(loss):............          0.01              0.02              0.09              0.03              0.11
 Net realized/unrealized
  gain/(loss) on
  investments:..............          0.23              0.70              0.89             (0.05)             0.11
                                   -------           -------           -------           -------           -------
Total from Investment
 Operations:................          0.24              0.72              0.98             (0.02)             0.22
                                   -------           -------           -------           -------           -------
Less Distributions:
 Dividends from capital
  gains:....................          0.00             (0.01)            (0.03)             0.00              0.00
 Dividends from net
  investment income:........         (0.01)            (0.13)            (0.09)            (0.04)            (0.11)
                                   -------           -------           -------           -------           -------
Total Distributions:........         (0.01)            (0.14)            (0.12)            (0.04)            (0.11)
                                   -------           -------           -------           -------           -------
Net Asset Value, End of
 Period.....................       $ 10.23           $ 10.58           $ 10.86           $  9.94           $ 10.11
                                   =======           =======           =======           =======           =======
Total Return................          2.40%             7.15%             9.60%            (0.19)%            2.17%
Net Assets End of Period (in
 thousands):................       $62,116           $54,225           $56,401           $32,268           $17,081
Ratios to Average Net Assets
 of:
 Net investment income:*....          0.26%             0.78%             2.47%             0.93%             4.84%
 Expenses net of
  waivers/reimbursements:*..          0.63%             0.81%             0.63%             0.78%             0.53%
 Expenses before
  waivers/reimbursements:*..          0.66%             0.86%             0.71%             1.02%             1.29%
Portfolio Turnover Rate.....            37%                8%               36%               13%               17%

----------------

+ Per share amounts are based on the average number of shares outstanding during the periods from commencement of operations through December 31, 1995.

* Annualized

See accompanying notes to financial statements.

                           THE HIRTLE CALLAGHAN TRUST

TRUSTEES AND OFFICERS

TRUSTEES

DONALD E. CALLAGHAN*       Principal, Hirtle Callaghan & Company, Inc.


JONATHAN J. HIRTLE*        Principal, Hirtle Callaghan & Company, Inc.


ROSS H. GOODMAN            Vice President, American Industrial Management &
                           Sales, Inc.

JARRETT B. KLING           Partner, Radnor Advisors, Inc.

DAVID M. SPUNGEN*          Director, CMS Capital Management

RICHARD W. WORTHAM, III    President, Houston VMC, Inc.

* "Interested Person" as that term is defined in the Investment Company Act of 1940.
--------------------------------------------------------------------------------

OFFICERS

DONALD E. CALLAGHAN        President


DAVID E. BRANIGAN          Vice President and Treasurer


LAURA ANNE CORSELL, ESQ.   Secretary


JOHN J. PILEGGI            Assistant Vice President


GORDON FORRESTER           Assistant Vice President and Assistant Treasurer


JOAN V. FIORE              Assistant Secretary


SHERYL HIRSCHFELD          Assistant Secretary

--------------------------------------------------------------------------------

INVESTMENT ADVISOR                   CUSTODIAN
------------------                   ---------

Hirtle, Callaghan & Company, Inc.    Bankers Trust Company
575 East Swedesford Road             34 Exchange Place
Wayne, Pennsylvania 19087            Jersey City, New Jersey 07302


ADMINISTRATOR AND DISTRIBUTOR        COUNSEL
-----------------------------        -------

Furman Selz LLC                      Stradley Ronon Stevens & Young
230 Park Avenue                      2600 One Commerce Square
New York, New York 10169             Philadelphia, Pennsylvania 19103

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.